UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22519

First Trust Exchange-Traded AlphaDEX® Fund II
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400 Wheaton, IL 60187
(Address of principal executive offices)

W. Scott Jardine, Esq. First Trust Portfolios L.P. 120 East Liberty Drive, Suite 400 Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code: 630-765-8000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1.	SCHEDULE OF INVESTMENTS.

The Portfolios of Investments are attached herewith.

First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
 Portfolio of Investments
September 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 87.9%
	Australia – 12.5%
26,149	BlueScope Steel Ltd.	$320,953
26,520	Boral Ltd.	132,464
11,401	Computershare Ltd.	164,412
62,193	Crown Resorts Ltd.	615,450
1,268	CSL Ltd.	184,332
130,236	Evolution Mining Ltd.	249,474
13,845	Flight Centre Travel Group Ltd.	532,018
182,273	Fortescue Metals Group Ltd.	516,484
37,371	Iluka Resources Ltd.	268,786
22,681	Origin Energy Ltd. (b)	135,422
101,530	Qantas Airways Ltd.	433,007
38,915	Santos Ltd.	204,222
11,271	Seven Group Holdings Ltd.	184,372
122,552	South32 Ltd.	347,260
62,835	Telstra Corp., Ltd.	144,891
177,358	Whitehaven Coal Ltd.	697,425
		5,130,972
	Bermuda – 5.2%
208,025	China Gas Holdings Ltd.	588,598
110,000	Hongkong Land Holdings Ltd.	728,200
101,107	Kerry Properties Ltd.	342,907
303,640	Nine Dragons Paper Holdings Ltd.	328,140
83,249	NWS Holdings Ltd.	164,619
		2,152,464
	Cayman Islands – 8.5%
35,998	CK Asset Holdings Ltd.	270,157
12,626	CK Hutchison Holdings Ltd.	145,480
819,000	Fullshare Holdings Ltd. (c)	393,370
132,527	Kingboard Holdings Ltd.	432,539
143,226	Lee & Man Paper Manufacturing Ltd.	132,828
292,687	NagaCorp Ltd.	306,582
267,380	Shimao Property Holdings Ltd.	666,712
231,460	Sino Biopharmaceutical Ltd.	215,838
23,026	Wharf Real Estate Investment Co., Ltd.	148,539
166,924	Wynn Macau Ltd.	383,814
301,733	Xinyi Glass Holdings Ltd.	381,196
		3,477,055
	Hong Kong – 14.5%
17,826	AIA Group Ltd.	159,170
49,933	Galaxy Entertainment Group Ltd.	316,692
92,860	Hang Lung Group Ltd.	246,730
102,647	Henderson Land Development Co., Ltd.	515,966
4,680	Hong Kong Exchanges & Clearing Ltd.	133,913
79,860	Hopewell Holdings Ltd.	262,686
208,578	Melco International Development Ltd.	416,711
214,687	New World Development Co., Ltd.	292,891
Shares	Description	Value

	Hong Kong (Continued)
468,000	Sino Land Co., Ltd.	$802,284
260,261	Sun Art Retail Group Ltd.	338,444
48,239	Sun Hung Kai Properties Ltd.	702,478
74,919	Swire Pacific Ltd., Class A	820,646
220,701	Wharf Holdings (The) Ltd.	600,501
62,153	Wheelock & Co., Ltd.	372,758
		5,981,870
	Luxembourg – 0.3%
33,229	Samsonite International S.A. (d)	123,096
	New Zealand – 1.5%
84,591	a2 Milk Co., Ltd. (b)	631,361
	Singapore – 5.9%
14,400	DBS Group Holdings Ltd.	274,822
339,400	Olam International Ltd.	503,992
46,300	Oversea-Chinese Banking Corp., Ltd.	387,456
58,600	Singapore Telecommunications Ltd.	138,886
46,300	UOL Group Ltd.	233,354
35,200	Venture Corp Ltd.	453,953
492,300	Yangzijiang Shipbuilding Holdings Ltd.	446,547
		2,439,010
	South Korea – 39.5%
2,087	Celltrion, Inc. (e)	558,791
1,770	E-MART, Inc.	331,102
7,791	GS Holdings Corp.	387,004
6,020	Hankook Tire Co., Ltd.	271,897
21,652	Hanwha Chemical Corp.	376,726
8,412	Hotel Shilla Co., Ltd.	822,810
3,817	Hyundai Glovis Co., Ltd.	447,338
2,250	Hyundai Motor Co.	262,678
9,489	Hyundai Steel Co.	483,325
10,511	Industrial Bank of Korea	144,506
7,970	KB Financial Group, Inc.	389,429
10,410	Kia Motors Corp.	329,404
9,819	Korea Electric Power Corp.	259,804
6,660	Korea Gas Corp. (b)	364,446
9,754	Korea Investment Holdings Co., Ltd.	669,172
23,421	KT Corp., ADR	347,802
9,371	LG Corp.	613,329
30,848	LG Display Co., Ltd.	531,167
7,369	LG Electronics, Inc.	471,669
39,508	LG Uplus Corp.	651,789
1,493	Lotte Chemical Corp.	374,175
881	Medy-Tox, Inc.	491,629
390	Neoplux Co., Ltd. (b)	2,493
5,135	OCI Co., Ltd.	509,218
1,488	POSCO	395,056
1,325	Samsung Biologics Co., Ltd. (b) (d)	637,863
4,500	Samsung Card Co., Ltd.	149,290

See Notes to Portfolio of Investments

First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (Continued)
	South Korea (Continued)
4,590	Samsung Electro-Mechanics Co., Ltd.	$575,172
9,834	Samsung Electronics Co., Ltd.	411,800
26,741	Samsung Engineering Co., Ltd. (b)	465,271
3,160	Samsung SDS Co., Ltd.	658,066
2,254	Shinsegae, Inc.	736,601
1,089	SK Holdings Co., Ltd.	281,761
7,939	SK Hynix, Inc.	523,183
2,296	SK Innovation Co., Ltd.	445,021
2,766	SK Telecom Co., Ltd.	703,189
1,342	S-Oil Corp.	165,746
		16,239,722
	Total Common Stocks	36,175,550
	(Cost $35,998,163)
REAL ESTATE INVESTMENT TRUSTS (a) – 11.8%
	Australia – 7.9%
84,681	Dexus	646,395
166,504	GPT (The) Group	627,062
275,312	Mirvac Group	479,612
257,581	Scentre Group	739,184
48,960	Stockland	146,872
327,484	Vicinity Centres	620,211
		3,259,336
	Hong Kong – 3.9%
1,062,443	Champion REIT	743,731
88,516	Link REIT	871,213
		1,614,944
	Total Real Estate Investment Trusts	4,874,280
	(Cost $4,809,960)
MONEY MARKET FUNDS – 0.1%
43,294	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.08% (f) (g)	43,294
	(Cost $43,294)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 0.7%
$47,553	BNP Paribas S.A., 2.24% (f), dated 9/28/18, due 10/1/18, with a maturity value of $47,561 Collateralized by U.S. Treasury Notes, interest rates of 2.625% to 3.500%, due 2/15/19 to 11/15/20. The value of the collateral including accrued interest is $48,520. (g)	47,553
Principal Value	Description	Value

$222,191	JPMorgan Chase & Co., 2.15% (f), dated 9/28/18, due 10/1/18, with a maturity value of $222,231. Collateralized by U.S. Treasury Note, interest rate of 1.375%, due 8/31/23. The value of the collateral including accrued interest is $226,910. (g)	$222,191
	Total Repurchase Agreements	269,744
	(Cost $269,744)
	Total Investments – 100.5%	41,362,868
	(Cost $41,121,161) (h)
	Net Other Assets and Liabilities – (0.5)%	(197,440)
	Net Assets – 100.0%	$41,165,428

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $294,812 and the total value of the collateral held by the Fund is $313,038.
(d)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Non-income producing security which makes payment-in-kind (“PIK”) distributions. There were no in-kind distributions received for the fiscal year-to-date period (January 1, 2018 through September 30, 2018).
(f)	Rate shown reflects yield as of September 30, 2018.
(g)	This security serves as collateral for securities on loan.
(h)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,649,839 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,408,132. The net unrealized appreciation was $241,707.

ADR	American Depositary Receipt

See Notes to Portfolio of Investments

First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 9/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 36,175,550	$ 36,175,550	$ —	$ —
Real Estate Investment Trusts*	4,874,280	4,874,280	—	—
Money Market Funds	43,294	43,294	—	—
Repurchase Agreements	269,744	—	269,744	—
Total Investments	$ 41,362,868	$ 41,093,124	$ 269,744	$—

*	See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Real Estate	28.3%
Consumer Discretionary	14.5
Materials	10.8
Industrials	9.4
Information Technology	9.1
Financials	5.6
Health Care	5.1
Energy	5.0
Communication Services	4.8
Consumer Staples	4.4
Utilities	3.0
Total	100.0%

Currency Exposure Diversification	% of Total Investments
KRW	38.4%
HKD	30.5
AUD	20.3
SGD	5.9
USD	3.4
NZD	1.5
Total	100.0%

Currency Abbreviations
AUD	Australian Dollar
HKD	Hong Kong Dollar
KRW	South Korean Won
NZD	New Zealand Dollar
SGD	Singapore Dollar
USD	United States Dollar
See Notes to Portfolio of Investments

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments
September 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 94.3%
	Austria – 2.7%
42,242	ams AG	$2,361,316
48,598	Lenzing AG	5,081,045
379,628	UNIQA Insurance Group AG	3,792,801
101,181	Verbund AG	4,983,340
131,780	Vienna Insurance Group AG Wiener Versicherung Gruppe	3,760,818
84,138	voestalpine AG	3,848,924
		23,828,244
	Belgium – 1.8%
119,036	KBC Ancora	6,050,691
10,580	Solvay S.A.	1,418,792
139,056	Umicore S.A.	7,777,093
		15,246,576
	Bermuda – 0.2%
71,891	Hiscox Ltd.	1,541,410
	Denmark – 2.5%
130,492	Ambu A.S., Class B	3,134,864
52,629	Dfds A.S.	2,605,680
68,108	Orsted A.S. (b)	4,626,496
125,082	Topdanmark A.S.	5,713,783
158,779	William Demant Holding A.S. (c)	5,967,592
		22,048,415
	Finland – 3.5%
95,248	Amer Sports OYJ	3,892,687
33,880	Konecranes OYJ	1,297,314
585,619	Metsa Board OYJ	5,922,216
105,470	Neste OYJ	8,718,863
319,981	Stora Enso OYJ, Class R	6,120,692
118,997	UPM-Kymmene OYJ	4,669,857
		30,621,629
	France – 9.3%
15,258	Alten S.A.	1,569,576
11,264	Arkema S.A.	1,395,430
827,203	Bollore S.A.	3,572,777
19,915	Cie Generale des Etablissements Michelin SCA	2,380,442
122,769	Cie Plastic Omnium S.A.	4,629,730
126,834	Edenred	4,834,566
304,574	Electricite de France S.A.	5,348,588
88,080	Engie S.A.	1,295,190
53,396	Eramet	5,644,683
148,314	Eutelsat Communications S.A.	3,505,991
90,834	Faurecia S.A.	5,467,192
28,393	Ipsen S.A.	4,773,432
6,603	Kering S.A.	3,539,583
183,212	Peugeot S.A.	4,941,446
60,606	Renault S.A.	5,242,311
27,772	Safran S.A.	3,891,933
7,693	SEB S.A.	1,309,425
29,534	Societe BIC S.A.	2,703,802
Shares	Description	Value

	France (Continued)
27,037	Societe Generale S.A.	$1,160,537
7,206	Sopra Steria Group	1,155,417
9,475	Teleperformance	1,787,654
25,882	TOTAL S.A.	1,678,008
32,554	Trigano S.A.	3,560,461
52,274	Ubisoft Entertainment S.A. (c)	5,669,915
		81,058,089
	Germany – 13.5%
87,429	Aurubis AG	6,114,929
52,673	Axel Springer SE	3,543,989
28,954	BASF SE	2,573,385
39,022	Bayer AG	3,466,400
54,177	Bayerische Motoren Werke AG	4,888,130
36,290	Bechtle AG	3,684,662
51,932	Daimler AG	3,277,068
184,106	Deutsche Lufthansa AG	4,523,083
126,009	Deutsche Wohnen SE	6,045,230
48,317	Freenet AG	1,161,238
27,733	GRENKE AG	3,306,878
10,904	Hannover Rueck SE	1,540,733
67,075	Hella GmbH & Co., KGaA	3,741,232
15,741	HOCHTIEF AG	2,609,825
31,527	KION Group AG	1,937,838
52,285	LEG Immobilien AG	6,207,137
15,326	Merck KGaA	1,583,688
52,480	Nemetschek SE	7,677,420
88,440	Porsche Automobil Holding SE (Preference Shares)	5,955,629
51,752	Rheinmetall AG	5,411,404
187,324	RWE AG	4,621,716
21,039	Sartorius AG (Preference Shares)	3,414,941
69,253	Sixt SE	8,619,544
173,159	Suedzucker AG	2,300,974
33,784	Talanx AG	1,284,224
22,194	Volkswagen AG (Preference Shares)	3,906,481
118,651	Vonovia SE	5,796,930
37,342	Wirecard AG	8,094,552
		117,289,260
	Ireland – 0.8%
43,305	CRH PLC	1,416,870
145,070	Smurfit Kappa Group PLC	5,736,846
		7,153,716
	Isle Of Man (U.K.) – 0.4%
571,360	Playtech PLC	3,630,464
	Italy – 5.6%
247,875	Amplifon S.p.A.	5,508,401
1,271,491	Banco BPM S.p.A. (c)	3,134,110
167,124	Eni S.p.A.	3,159,348
125,865	ERG S.p.A.	2,563,218
122,229	FinecoBank Banca Fineco S.p.A.	1,634,140
1,605,824	Hera S.p.A.	5,000,433
43,479	Interpump Group S.p.A.	1,423,572

See Notes to Portfolio of Investments

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Italy (Continued)
404,242	Intesa Sanpaolo S.p.A.	$1,033,029
2,342,877	Iren S.p.A	5,750,497
154,554	Moncler S.p.A.	6,657,407
643,628	Poste Italiane S.p.A. (b)	5,142,810
78,911	Societa Iniziative Autostradali e Servizi S.p.A.	1,168,150
4,645,642	Telecom Italia S.p.A. (c)	2,820,969
70,281	UniCredit S.p.A.	1,057,859
643,455	Unione di Banche Italiane S.p.A.	2,581,920
		48,635,863
	Jersey – 1.8%
295,854	Glencore PLC	1,279,088
87,948	Shire PLC	5,299,984
128,670	Wizz Air Holdings PLC (b) (c)	4,824,973
277,279	WPP PLC	4,064,004
		15,468,049
	Luxembourg – 3.4%
122,990	APERAM S.A.	5,639,075
232,282	ArcelorMittal	7,227,719
307,397	Grand City Properties S.A.	7,966,081
600,978	Subsea 7 S.A.	8,890,524
		29,723,399
	Netherlands – 4.0%
436,059	Aegon N.V.	2,829,128
25,457	Airbus SE	3,197,460
87,767	ASM International N.V.	4,543,805
22,365	ASML Holding N.V.	4,178,071
143,760	BE Semiconductor Industries N.V.	3,032,801
248,193	Koninklijke Ahold Delhaize N.V.	5,691,248
44,417	Koninklijke DSM N.V.	4,705,279
99,384	NN Group N.V.	4,434,430
22,350	Randstad N.V.	1,193,157
66,385	STMicroelectronics N.V. (d)	1,208,171
		35,013,550
	Norway – 5.2%
130,851	Aker ASA, Class A	11,800,907
217,304	Aker BP ASA	9,222,153
312,158	Equinor ASA	8,802,367
1,003,524	Norsk Hydro ASA	6,024,535
179,452	Salmar ASA	8,956,339
		44,806,301
	Portugal – 0.5%
1,811,371	Banco Espirito Santo S.A. (c) (e) (f) (g)	0
773,270	EDP - Energias de Portugal S.A.	2,853,225
249,359	Navigator (The) Co., S.A.	1,221,188
		4,074,413
	South Africa – 0.7%
2,892,099	Old Mutual Ltd.	6,113,475
Shares	Description	Value

	Spain – 3.4%
38,689	Acciona S.A. (d)	$3,506,444
105,239	Acerinox S.A.	1,505,353
230,793	CIE Automotive S.A.	7,224,261
53,708	Enagas S.A.	1,449,816
199,921	Iberdrola S.A.	1,471,166
681,244	International Consolidated Airlines Group S.A.	5,862,136
438,537	Mediaset Espana Comunicacion S.A.	3,202,638
248,476	Repsol S.A.	4,951,983
		29,173,797
	Sweden – 12.1%
500,565	AAK AB	8,677,121
171,223	Boliden AB	4,775,995
360,357	Castellum AB	6,451,020
680,154	Fabege AB	9,423,922
293,349	Fastighets AB Balder, Class B (c)	8,139,598
98,236	Hennes & Mauritz AB, Class B (d)	1,815,411
49,585	Hexagon AB, Class B	2,906,788
297,752	Hufvudstaden AB, Class A	4,529,567
303,185	Industrivarden AB, Class A	6,931,970
166,538	Investor AB, Class B	7,695,969
215,015	Kinnevik AB, Class B	6,510,401
41,127	L E Lundbergforetagen AB, Class B	1,386,418
153,236	Lifco AB, Class B	6,870,912
234,679	Lundin Petroleum AB	8,983,257
80,664	Sandvik AB	1,431,774
1,308,211	SSAB AB, Class A	6,576,824
66,434	Swedish Match AB	3,401,160
247,677	Swedish Orphan Biovitrum AB (c)	7,245,766
58,614	Trelleborg AB, Class B	1,195,376
		104,949,249
	Switzerland – 3.2%
10,588	Bucher Industries AG	3,400,589
3,603	Emmi AG	2,689,217
2,201	Georg Fischer AG	2,489,413
333,791	OC Oerlikon Corp. AG	4,577,977
1,981	Partners Group Holding AG	1,571,437
87,826	Sunrise Communications Group AG (b)	7,951,233
28,647	Vifor Pharma AG	4,966,667
		27,646,533
	United Kingdom – 19.1%
618,051	3i Group PLC	7,582,003
253,446	Abcam PLC	4,730,490
315,091	Anglo American PLC	7,076,182
161,866	Ashtead Group PLC	5,141,489
30,079	ASOS PLC (c)	2,258,990
54,774	AVEVA Group PLC	2,066,097

See Notes to Portfolio of Investments

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	United Kingdom (Continued)
469,527	Babcock International Group PLC	$4,424,626
789,390	Barratt Developments PLC	5,833,811
171,651	Bellway PLC	6,743,219
110,502	Berkeley Group Holdings PLC	5,298,801
126,692	British American Tobacco PLC	5,919,097
159,320	Dechra Pharmaceuticals PLC	4,522,784
326,186	easyJet PLC	5,586,482
1,204,524	Evraz PLC	8,895,487
2,223,540	Hays PLC	5,912,250
876,660	J Sainsbury PLC	3,677,011
244,050	KAZ Minerals PLC	1,748,249
715,714	Kingfisher PLC	2,406,783
25,369	London Stock Exchange Group PLC	1,516,405
969,645	Meggitt PLC	7,158,363
906,261	Melrose Industries PLC	2,361,260
130,482	National Grid PLC	1,345,936
123,144	NMC Health PLC	5,447,570
985,994	Ocado Group PLC (c)	11,556,020
419,251	Pearson PLC	4,863,421
124,118	Persimmon PLC	3,825,988
770,506	Rentokil Initial PLC	3,197,620
86,962	Rio Tinto PLC	4,397,835
480,372	Rolls-Royce Holdings PLC	6,182,278
967,762	Royal Mail PLC	6,018,049
38,854	Spectris PLC	1,201,742
342,911	SSP Group PLC	3,239,048
768,807	Tate & Lyle PLC	6,842,086
1,195,868	Taylor Wimpey PLC	2,677,837
84,824	Travis Perkins PLC	1,178,013
316,903	William Hill PLC	1,041,302
498,104	Wm Morrison Supermarkets PLC	1,684,099
		165,558,723
	United States – 0.6%
58,983	Autoliv, Inc., SDR (d)	5,148,751
	Total Common Stocks	818,729,906
	(Cost $786,948,759)
REAL ESTATE INVESTMENT TRUSTS (a) – 5.4%
	France – 1.4%
26,636	Covivio	2,775,584
42,308	Gecina S.A.	7,063,701
72,912	Klepierre S.A.	2,584,501
		12,423,786
	Multinational – 0.6%
25,725	Unibail-Rodamco-Westfield	5,173,737
	Spain – 1.5%
635,069	Inmobiliaria Colonial Socimi S.A.	6,599,255
479,875	Merlin Properties Socimi S.A.	6,510,401
		13,109,656
Shares	Description	Value

	United Kingdom – 1.9%
326,085	British Land (The) Co., PLC	$2,621,518
69,130	Derwent London PLC	2,574,272
870,535	Segro PLC	7,236,832
319,775	Shaftesbury PLC	3,774,076
		16,206,698
	Total Real Estate Investment Trusts	46,913,877
	(Cost $47,301,317)
MONEY MARKET FUNDS – 0.1%
841,808	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.08% (h) (i)	841,808
	(Cost $841,808)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 0.6%
$924,605	BNP Paribas S.A., 2.24% (h), dated 9/30/18, due 10/1/18, with a maturity value of $924,778. Collateralized by U.S. Treasury Notes, interest rates of 2.625% to 3.500%, due 2/15/19 to 11/15/20. The value of the collateral including accrued interest is $943,419. (i)	924,605
4,320,265	JPMorgan Chase & Co., 2.15% (h), dated 9/30/18, due 10/1/18, with a maturity value of $4,321,039. Collateralized by U.S. Treasury Note, interest rate of 1.375%, due 8/31/23. The value of the collateral including accrued interest is $4,412,012. (i)	4,320,265
	Total Repurchase Agreements	5,244,870
	(Cost $5,244,870)
	Total Investments – 100.4%	871,730,461
	(Cost $840,336,754) (j)
	Net Other Assets and Liabilities – (0.4)%	(3,827,270)
	Net Assets – 100.0%	$867,903,191

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.

See Notes to Portfolio of Investments

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
(b)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(c)	Non-income producing security.
(d)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $5,743,439 and the total value of the collateral held by the Fund is $6,086,678.
(e)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At September 30, 2018, securities noted as such are valued at $0 or 0.0% of net assets.
(f)	This issuer has filed for protection in bankruptcy court.
(g)	This security’s value was determined using significant unobservable inputs (see Note 2A – Portfolio Valuation in the Notes to Portfolio of Investments).
(h)	Rate shown reflects yield as of September 30, 2018.
(i)	This security serves as collateral for securities on loan.
(j)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $98,994,510 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $67,600,803. The net unrealized appreciation was $31,393,707.

SDR	Swedish Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 9/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Portugal	$ 4,074,413	$ 4,074,413	$ —	$ —**
Other Country Categories*	814,655,493	814,655,493	—	—
Real Estate Investment Trusts*	46,913,877	46,913,877	—	—
Money Market Funds	841,808	841,808	—	—
Repurchase Agreements	5,244,870	—	5,244,870	—
Total Investments	$ 871,730,461	$ 866,485,591	$ 5,244,870	$—**

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 common stocks are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. The Level 3 common stocks values are based on unobservable and non-quantitative inputs.
Sector Allocation	% of Total Long-Term Investments
Industrials	14.9%
Consumer Discretionary	14.6
Materials	13.7
Real Estate	11.7
Financials	11.7
Health Care	6.9
Energy	6.5
Consumer Staples	5.8
Information Technology	5.0
Utilities	5.0
Communication Services	4.2
Total	100.0%

Currency Exposure Diversification	% of Total Investments
EUR	50.0%
GBP	24.6
SEK	12.6
NOK	6.2
CHF	3.4
DKK	2.5
USD	0.7
Total	100.0%

Currency Abbreviations
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound Sterling
NOK	Norwegian Krone
SEK	Swedish Krona
USD	United States Dollar

See Notes to Portfolio of Investments

First Trust Latin America AlphaDEX® Fund (FLN)
Portfolio of Investments
September 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 97.0%
	Brazil – 54.1%
21,656	B2W Cia Digital (b)	$148,536
41,609	B3 S.A. - Brasil Bolsa Balcao	241,089
30,926	Banco Bradesco S.A. (Preference Shares)	219,546
27,066	Banco do Brasil S.A.	197,371
27,826	Banco Santander Brasil S.A.	246,045
88,166	Bradespar S.A. (Preference Shares)	809,279
46,272	Braskem S.A., Class A (Preference Shares)	669,581
79,324	Cia de Saneamento Basico do Estado de Sao Paulo	463,348
41,749	Cia de Transmissao de Energia Electrica Paulista (Preference Shares)	604,337
13,377	Cosan S.A.	107,353
51,533	Embraer S.A.	253,036
14,179	Engie Brasil Energia S.A.	124,567
23,298	Equatorial Energia S.A.	331,481
15,878	Estacio Participacoes S.A.	98,251
143,295	Gerdau S.A. (Preference Shares)	609,932
10,981	Itau Unibanco Holding S.A. (Preference Shares)	119,992
88,585	Itausa - Investimentos Itau S.A. (Preference Shares)	221,542
178,160	JBS S.A.	413,797
80,473	Klabin S.A.	396,332
163,314	Kroton Educacional S.A.	461,002
96,669	Localiza Rent a Car S.A.	544,557
28,356	Magazine Luiza S.A.	860,043
103,740	Petroleo Brasileiro S.A. (Preference Shares)	541,748
57,173	Porto Seguro S.A.	839,358
44,069	Telefonica Brasil S.A. (Preference Shares)	427,754
77,120	TIM Participacoes S.A.	223,996
254,243	Usinas Siderurgicas de Minas Gerais S.A., Class A (Preference Shares)	523,778
39,465	Vale S.A.	584,565
91,568	Via Varejo S.A.	338,288
		11,620,504
	Chile – 12.4%
165,936	Cencosud S.A.	394,789
2,182,633	Colbun S.A.	468,853
14,417	Empresa Nacional de Telecomunicaciones S.A.	122,295
175,368	Empresas CMPC S.A.	706,446
42,909	Empresas COPEC S.A.	662,060
719,053	Enel Americas S.A.	110,618
21,341	Latam Airlines Group S.A.	202,823
		2,667,884
Shares	Description	Value

	Colombia – 6.2%
49,589	Grupo Argos S.A.	$272,817
50,068	Grupo de Inversiones Suramericana S.A.	587,405
106,128	Interconexion Electrica S.A. ESP	479,274
		1,339,496
	Mexico – 24.3%
530,361	America Movil S.A.B. de C.V., Series L	426,522
1,267,487	Cemex S.A.B. de C.V. (b)	891,995
91,954	Fomento Economico Mexicano S.A.B. de C.V.	909,713
19,905	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	406,737
47,627	Grupo Carso S.A.B. de C.V.	158,553
23,914	Grupo Elektra S.A.B. de C.V.	1,086,212
101,348	Grupo Financiero Inbursa S.A.B. de C.V.	159,328
52,733	Grupo Televisa S.A.B.	187,386
24,911	Industrias Penoles S.A.B. de C.V.	428,615
164,427	Mexichem S.A.B. de C.V.	562,939
		5,218,000
	Total Common Stocks	20,845,884
	(Cost $21,693,523)
REAL ESTATE INVESTMENT TRUSTS (a) – 2.8%
	Mexico – 2.8%
445,844	Fibra Uno Administracion S.A. de C.V.	589,646
	(Cost $743,473)
	Total Investments – 99.8%	21,435,530
	(Cost $22,436,996) (c)
	Net Other Assets and Liabilities – 0.2%	46,132
	Net Assets – 100.0%	$21,481,662

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,090,585 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,092,051. The net unrealized depreciation was $1,001,466.

See Notes to Portfolio of Investments

First Trust Latin America AlphaDEX® Fund (FLN)
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 9/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 20,845,884	$ 20,845,884	$ —	$ —
Real Estate Investment Trusts*	589,646	589,646	—	—
Total Investments	$ 21,435,530	$ 21,435,530	$—	$—

*	See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Materials	30.1%
Financials	18.3
Utilities	12.0
Consumer Discretionary	8.9
Consumer Staples	8.0
Industrials	7.3
Communication Services	6.5
Energy	6.1
Real Estate	2.8
Total	100.0%

See Notes to Portfolio of Investments

First Trust Brazil AlphaDEX® Fund (FBZ)
Portfolio of Investments
September 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.5%
	Aerospace & Defense – 2.1%
35,713	Embraer S.A.	$175,357
	Banks – 6.6%
15,120	Banco do Brasil S.A.	110,258
58,738	Banco do Estado do Rio Grande do Sul S.A., Class B (Preference Shares)	217,874
94,378	Itausa - Investimentos Itau S.A. (Preference Shares)	236,030
		564,162
	Chemicals – 3.6%
21,335	Braskem S.A., Class A (Preference Shares)	308,729
	Containers & Packaging – 1.9%
33,152	Klabin S.A.	163,275
	Diversified Consumer Services – 4.5%
8,884	Estacio Participacoes S.A.	54,973
116,201	Kroton Educacional S.A.	328,012
		382,985
	Diversified Telecommunication Services – 2.2%
18,942	Telefonica Brasil S.A. (Preference Shares)	183,860
	Electric Utilities – 13.0%
18,673	Cia de Transmissao de Energia Electrica Paulista (Preference Shares)	270,301
118,683	Cia Energetica de Minas Gerais (Preference Shares)	210,415
49,407	Cia Paranaense de Energia, Class B (Preference Shares)	261,927
62,464	EDP - Energias do Brasil S.A.	197,822
3,814	Equatorial Energia S.A.	54,265
23,165	Transmissora Alianca de Energia Eletrica S.A.	114,719
		1,109,449
	Food & Staples Retailing – 2.1%
8,342	Cia Brasileira de Distribuicao (Preference Shares)	180,760
	Food Products – 5.1%
93,161	JBS S.A.	216,377
5,791	M. Dias Branco S.A.	56,483
36,403	Sao Martinho S.A.	165,134
		437,994
Shares	Description	Value

	Gas Utilities – 1.6%
10,953	Cia de Gas de Sao Paulo - COMGAS, Class A (Preference Shares)	$133,544
	Health Care Providers & Services – 0.5%
8,189	Fleury S.A.	43,190
	Independent Power and Renewable Electricity Producers – 1.3%
12,656	Engie Brasil Energia S.A.	111,187
	Insurance – 6.1%
8,854	BB Seguridade Participacoes S.A.	52,836
21,298	Porto Seguro S.A.	312,676
23,698	Sul America S.A.	152,567
		518,079
	Internet & Direct Marketing Retail – 1.9%
24,155	B2W Cia Digital (a)	165,677
	Machinery – 0.8%
13,330	WEG S.A.	65,189
	Media – 1.1%
8,330	Smiles Fidelidade S.A.	94,881
	Metals & Mining – 18.5%
37,050	Bradespar S.A. (Preference Shares)	340,083
82,670	Cia Siderurgica Nacional S.A. (a)	191,192
77,856	Gerdau S.A. (Preference Shares)	331,393
140,192	Metalurgica Gerdau S.A. (Preference Shares)	277,013
59,179	Usinas Siderurgicas de Minas Gerais S.A., Class A (Preference Shares)	121,917
21,839	Vale S.A.	323,485
		1,585,083
	Multiline Retail – 4.3%
12,993	Lojas Americanas S.A. (Preference Shares)	51,058
7,375	Lojas Renner S.A.	56,610
8,461	Magazine Luiza S.A.	256,624
		364,292
	Oil, Gas & Consumable Fuels – 4.0%
18,470	Cosan S.A.	148,225
37,800	Petroleo Brasileiro S.A. (Preference Shares)	197,398
		345,623

See Notes to Portfolio of Investments

First Trust Brazil AlphaDEX® Fund (FBZ)
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Paper & Forest Products – 0.7%
24,897	Duratex S.A.	$55,668
	Personal Products – 1.8%
21,466	Natura Cosmeticos S.A.	150,847
	Pharmaceuticals – 0.6%
7,845	Hypera S.A.	55,401
	Road & Rail – 5.1%
27,384	Localiza Rent a Car S.A.	154,260
76,809	Rumo S.A. (a)	284,904
		439,164
	Specialty Retail – 1.0%
23,278	Via Varejo S.A.	85,998
	Textiles, Apparel & Luxury Goods – 3.8%
54,695	Grendene S.A.	91,146
9,177	Guararapes Confeccoes S.A.	236,324
		327,470
	Transportation Infrastructure – 1.0%
42,806	CCR S.A.	89,671
	Water Utilities – 3.2%
46,500	Cia de Saneamento Basico do Estado de Sao Paulo	271,616
	Wireless Telecommunication Services – 1.1%
32,867	TIM Participacoes S.A.	95,462
	Total Investments – 99.5%	8,504,613
	(Cost $8,339,900) (b)
	Net Other Assets and Liabilities – 0.5%	46,306
	Net Assets – 100.0%	$8,550,919

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $753,172 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $588,459. The net unrealized appreciation was $164,713.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 9/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 8,504,613	$ 8,504,613	$ —	$ —

*	See Portfolio of Investments for industry breakout.

Country Allocation†	% of Net Assets
Brazil	99.5%
Total Investments	99.5
Net Other Assets and Liabilities	0.5
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

See Notes to Portfolio of Investments

First Trust China AlphaDEX® Fund (FCA)
Portfolio of Investments
September 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.3%
	Automobiles – 5.6%
265,842	Chongqing Changan Automobile Co., Ltd., Class B	$214,620
318,353	Dongfeng Motor Group Co., Ltd., Class H	327,773
		542,393
	Banks – 1.3%
226,100	Chongqing Rural Commercial Bank Co., Ltd., Class H	123,616
	Capital Markets – 2.4%
418,650	China Cinda Asset Management Co., Ltd., Class H	105,888
697,000	China Huarong Asset Management Co., Ltd., Class H (a)	128,211
		234,099
	Construction & Engineering – 2.6%
132,500	China Railway Construction Corp., Ltd., Class H	178,735
66,000	China State Construction International Holdings Ltd.	69,723
		248,458
	Construction Materials – 8.0%
46,700	Anhui Conch Cement Co., Ltd., Class H	281,870
204,000	China National Building Material Co., Ltd., Class H	181,111
266,000	China Resources Cement Holdings Ltd.	309,549
		772,530
	Diversified Telecommunication Services – 2.9%
573,699	China Telecom Corp., Ltd., Class H	285,078
	Electronic Equipment, Instruments & Components – 0.9%
7,200	Sunny Optical Technology Group Co., Ltd.	83,052
	Food Products – 0.5%
28,800	Tingyi Cayman Islands Holding Corp.	52,903
	Gas Utilities – 7.6%
55,340	Beijing Enterprises Holdings Ltd.	310,337
32,000	China Resources Gas Group Ltd.	130,193
34,200	ENN Energy Holdings Ltd.	297,074
		737,604
Shares	Description	Value

	Health Care Technology – 2.8%
278,000	Alibaba Health Information Technology Ltd. (b)	$272,377
	Household Durables – 1.7%
59,000	Haier Electronics Group Co., Ltd.	160,155
	Independent Power and Renewable Electricity Producers – 4.7%
82,975	China Longyuan Power Group Corp., Ltd., Class H	69,743
76,650	China Resources Power Holdings Co., Ltd.	135,512
170,000	Huadian Power International Corp., Ltd., Class H	66,451
605,342	Huaneng Renewables Corp., Ltd., Class H	180,172
		451,878
	Insurance – 2.3%
186,000	PICC Property & Casualty Co., Ltd., Class H	219,540
	Machinery – 7.7%
204,000	Sinotruk Hong Kong Ltd.	444,048
243,925	Weichai Power Co., Ltd., Class H	302,244
		746,292
	Metals & Mining – 13.3%
371,650	Angang Steel Co., Ltd., Class H	332,324
71,000	China Hongqiao Group Ltd.	47,162
508,080	China Zhongwang Holdings Ltd.	248,577
754,597	Maanshan Iron & Steel Co., Ltd., Class H	404,850
481,598	MMG Ltd. (b)	249,155
		1,282,068
	Oil, Gas & Consumable Fuels – 12.9%
225,600	China Petroleum & Chemical Corp., Class H	225,936
117,000	CNOOC Ltd.	231,658
246,791	Inner Mongolia Yitai Coal Co., Ltd., Class B	296,149
77,200	Kunlun Energy Co., Ltd.	89,839
354,000	PetroChina Co., Ltd., Class H	286,696
102,300	Yanzhou Coal Mining Co., Ltd., Class H	118,526
		1,248,804
	Pharmaceuticals – 4.3%
310,000	China Traditional Chinese Medicine Holdings Co., Ltd.	210,670

See Notes to Portfolio of Investments

First Trust China AlphaDEX® Fund (FCA)
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Pharmaceuticals (Continued)
44,000	CSPC Pharmaceutical Group Ltd.	$93,415
30,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	106,919
		411,004
	Real Estate Management & Development – 7.2%
41,100	China Overseas Land & Investment Ltd.	128,629
38,681	Country Garden Holdings Co., Ltd.	48,769
166,294	Guangzhou R&F Properties Co., Ltd., Class H	305,468
49,000	Logan Property Holdings Co., Ltd.	55,332
346,838	Sino-Ocean Group Holding Ltd.	152,853
		691,051
	Semiconductors & Semiconductor Equipment – 1.3%
59,000	Hua Hong Semiconductor Ltd. (a)	127,069
	Specialty Retail – 2.8%
111,990	Zhongsheng Group Holdings Ltd.	272,667
	Technology Hardware, Storage & Peripherals – 0.7%
22,100	Legend Holdings Corp., Class H (a)	67,754
	Textiles, Apparel & Luxury Goods – 0.7%
5,000	Shenzhou International Group Holdings Ltd.	64,126
	Transportation Infrastructure – 2.0%
99,200	China Merchants Port Holdings Co., Ltd.	189,825
	Wireless Telecommunication Services – 3.1%
30,000	China Mobile Ltd.	295,656
	Total Investments – 99.3%	9,579,999
	(Cost $9,996,844) (c)
	Net Other Assets and Liabilities – 0.7%	65,151
	Net Assets – 100.0%	$9,645,150

(a)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(b)	Non-income producing security.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $552,988 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $969,833. The net unrealized depreciation was $416,845.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 9/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 9,579,999	$ 9,579,999	$ —	$ —

*	See Portfolio of Investments for industry breakout.
Level 3 Common Stocks, if any, are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. The Level 3 Common Stocks values are based on unobservable and non-quantitative inputs.
The following table presents the activity of the Fund’s investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.
Beginning Balance at December 31, 2017
Common Stocks	$—**
Net Realized Gain (Loss)	(484,155)
Net Change in Unrealized Appreciation/Depreciation	484,866
Purchases	—
Sales	—
Common Stocks	(711)
Transfers In	—
Transfers Out	—
Ending Balance at September 30, 2018
Common Stocks	—
Total Level 3 holdings	$—
**Investment is valued at $0.

See Notes to Portfolio of Investments

First Trust China AlphaDEX® Fund (FCA)
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
Country Allocation†	% of Net Assets
China	49.9%
Hong Kong	26.6
Cayman Islands	16.0
Bermuda	6.8
Total Investments	99.3
Net Other Assets and Liabilities	0.7
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
See Notes to Portfolio of Investments

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments
September 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.2%
	Air Freight & Logistics – 1.3%
76,600	Yamato Holdings Co., Ltd.	$2,351,530
	Airlines – 2.6%
46,100	ANA Holdings, Inc.	1,610,781
79,500	Japan Airlines Co., Ltd.	2,857,578
		4,468,359
	Auto Components – 8.9%
24,700	Aisin Seiki Co., Ltd.	1,202,174
43,200	Bridgestone Corp.	1,632,262
11,500	Denso Corp.	607,186
59,300	NGK Spark Plug Co., Ltd.	1,727,539
145,600	NOK Corp.	2,500,138
151,400	Sumitomo Electric Industries Ltd.	2,374,536
141,900	Sumitomo Rubber Industries Ltd.	2,129,374
92,000	Toyota Boshoku Corp.	1,717,409
10,000	Toyota Industries Corp.	591,445
54,300	Yokohama Rubber (The) Co., Ltd.	1,170,399
		15,652,462
	Automobiles – 7.6%
96,000	Honda Motor Co., Ltd.	2,905,686
229,800	Mazda Motor Corp.	2,758,733
353,600	Mitsubishi Motors Corp.	2,495,927
289,600	Nissan Motor Co., Ltd.	2,710,699
19,300	Subaru Corp.	591,128
8,700	Toyota Motor Corp.	543,271
44,900	Yamaha Motor Co., Ltd.	1,258,638
		13,264,082
	Beverages – 0.5%
14,100	Coca-Cola Bottlers Japan Holdings, Inc.	377,258
12,200	Ito En Ltd.	541,172
		918,430
	Building Products – 0.7%
29,000	AGC, Inc.	1,203,441
	Capital Markets – 0.4%
21,900	SBI Holdings, Inc.	680,400
	Chemicals – 14.9%
44,400	Asahi Kasei Corp.	673,308
203,700	Daicel Corp.	2,366,520
56,000	Hitachi Chemical Co., Ltd.	1,140,011
33,200	JSR Corp.	619,761
204,600	Kuraray Co., Ltd.	3,075,663
269,300	Mitsubishi Chemical Holdings Corp.	2,577,572
99,500	Mitsubishi Gas Chemical Co., Inc.	2,118,381
63,500	Mitsui Chemicals, Inc.	1,587,779
38,000	Showa Denko KK	2,096,990
298,000	Sumitomo Chemical Co., Ltd.	1,744,147
Shares	Description	Value

	Chemicals (Continued)
122,900	Teijin Ltd.	$2,356,972
156,800	Tokai Carbon Co., Ltd. (a)	3,078,866
181,800	Tosoh Corp.	2,800,123
		26,236,093
	Construction & Engineering – 0.9%
72,500	Kajima Corp.	1,053,489
10,200	Taisei Corp.	465,024
		1,518,513
	Distributors – 1.2%
39,100	PALTAC CORPORATION	2,137,044
	Diversified Financial Services – 0.7%
71,300	ORIX Corp.	1,155,911
	Diversified Telecommunication Services – 0.6%
24,800	Nippon Telegraph & Telephone Corp.	1,120,169
	Electric Utilities – 4.0%
112,800	Chubu Electric Power Co., Inc.	1,706,097
174,600	Chugoku Electric Power (The) Co., Inc.	2,243,584
605,000	Tokyo Electric Power Co., Holdings, Inc. (b)	2,971,220
		6,920,901
	Electrical Equipment – 0.3%
14,800	Fuji Electric Co., Ltd.	592,677
	Electronic Equipment, Instruments & Components – 3.2%
26,200	Hamamatsu Photonics K.K.	1,043,434
6,700	Murata Manufacturing Co., Ltd.	1,029,885
37,300	Shimadzu Corp.	1,168,703
22,100	TDK Corp.	2,409,954
		5,651,976
	Food & Staples Retailing – 4.7%
105,400	Aeon Co., Ltd.	2,539,452
26,700	FamilyMart UNY Holdings Co., Ltd.	2,779,977
53,000	Welcia Holdings Co., Ltd.	3,004,048
		8,323,477
	Food Products – 2.0%
22,300	Kikkoman Corp.	1,326,773
13,971	NH Foods Ltd.	515,828
86,100	Yamazaki Baking Co., Ltd.	1,723,213
		3,565,814

See Notes to Portfolio of Investments

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Equipment & Supplies – 0.7%
19,600	Terumo Corp.	$1,160,958
	Hotels, Restaurants & Leisure – 1.0%
88,900	Zensho Holdings Co., Ltd. (a)	1,754,214
	Household Durables – 3.3%
203,900	Haseko Corp.	2,647,003
58,500	Iida Group Holdings Co., Ltd.	1,040,561
33,000	Sony Corp.	2,023,218
		5,710,782
	Independent Power and Renewable Electricity Producers – 1.0%
65,500	Electric Power Development Co., Ltd.	1,813,039
	Industrial Conglomerates – 1.2%
75,000	Toshiba Corp. (b)	2,168,412
	Insurance – 0.4%
29,500	Sony Financial Holdings Inc	650,132
	Internet & Direct Marketing Retail – 1.1%
62,200	ZOZO, Inc.	1,883,190
	IT Services – 3.9%
37,200	Fujitsu Ltd.	2,650,688
39,000	GMO Payment Gateway, Inc.	2,416,476
36,700	TIS, Inc.	1,834,677
		6,901,841
	Leisure Products – 1.6%
27,300	Bandai Namco Holdings, Inc.	1,060,812
32,500	Yamaha Corp.	1,721,968
		2,782,780
	Machinery – 2.8%
124,200	JTEKT Corp.	1,817,854
273,200	NSK Ltd.	3,130,667
		4,948,521
	Marine – 0.3%
28,400	Nippon Yusen KK	534,156
	Media – 2.8%
46,900	CyberAgent, Inc.	2,497,316
140,500	Hakuhodo DY Holdings, Inc.	2,464,500
		4,961,816
	Metals & Mining – 3.7%
108,700	Hitachi Metals Ltd.	1,346,074
119,300	JFE Holdings, Inc.	2,737,327
20,500	Mitsubishi Materials Corp.	612,546
Shares	Description	Value

	Metals & Mining (Continued)
86,200	Nippon Steel & Sumitomo Metal Corp.	$1,823,462
		6,519,409
	Multiline Retail – 0.3%
1,600	Ryohin Keikaku Co., Ltd.	475,973
	Oil, Gas & Consumable Fuels – 4.1%
79,000	Idemitsu Kosan Co., Ltd.	4,178,754
405,300	JXTG Holdings, Inc.	3,061,688
		7,240,442
	Personal Products – 2.1%
2,600	Kose Corp.	495,423
12,800	Pola Orbis Holdings, Inc.	467,523
35,500	Shiseido Co., Ltd.	2,749,204
		3,712,150
	Pharmaceuticals – 2.8%
52,600	Rohto Pharmaceutical Co., Ltd.	1,847,157
133,300	Sumitomo Dainippon Pharma Co., Ltd.	3,060,902
		4,908,059
	Professional Services – 1.2%
61,100	Recruit Holdings Co., Ltd.	2,039,176
	Real Estate Management & Development – 0.5%
19,000	Open House Co., Ltd.	936,455
	Road & Rail – 1.6%
15,500	Nippon Express Co., Ltd.	1,017,691
32,200	Sankyu, Inc.	1,808,097
		2,825,788
	Specialty Retail – 0.7%
2,400	Fast Retailing Co., Ltd.	1,223,447
	Technology Hardware, Storage & Peripherals – 0.3%
28,500	Brother Industries Ltd.	562,876
	Trading Companies & Distributors – 6.7%
74,000	Marubeni Corp.	677,346
60,900	Mitsubishi Corp.	1,876,526
101,500	Mitsui & Co., Ltd.	1,804,970
101,800	MonotaRO Co., Ltd.	2,871,581
776,600	Sojitz Corp.	2,802,376
102,900	Sumitomo Corp.	1,715,755
		11,748,554

See Notes to Portfolio of Investments

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Transportation Infrastructure – 0.6%
24,100	Japan Airport Terminal Co., Ltd.	$1,096,611
	Total Common Stocks	174,320,060
	(Cost $169,179,810)
MONEY MARKET FUNDS – 0.3%
522,641	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.08% (c) (d)	522,641
	(Cost $522,641)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 1.9%
$574,046	BNP Paribas S.A., 2.24% (c), dated 9/28/18, due 10/1/18, with a maturity value of $574,153. Collateralized by U.S. Treasury Notes, interest rates of 2.625% to 3.500%, due 2/15/19 to 11/15/20. The value of the collateral including accrued interest is $585,727. (d)	574,046
2,682,260	JPMorgan Chase & Co., 2.15% (c), dated 9/28/18, due 10/1/18, with a maturity value of $2,682,741. Collateralized by U.S. Treasury Note, interest rate of 1.375%, due 8/31/23. The value of the collateral including accrued interest is $2,739,222. (d)	2,682,260
	Total Repurchase Agreements	3,256,306
	(Cost $3,256,306)
	Total Investments – 101.4%	178,099,007
	(Cost $172,958,757) (e)
	Net Other Assets and Liabilities – (1.4)%	(2,405,794)
	Net Assets – 100.0%	$175,693,213

(a)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $3,585,539 and the total value of the collateral held by the Fund is $3,778,947.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of September 30, 2018.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $13,179,009 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $8,038,759. The net unrealized appreciation was $5,140,250.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 9/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 174,320,060	$ 174,320,060	$ —	$ —
Money Market Funds	522,641	522,641	—	—
Repurchase Agreements	3,256,306	—	3,256,306	—
Total Investments	$ 178,099,007	$ 174,842,701	$ 3,256,306	$—

*	See Portfolio of Investments for industry breakout.

Country Allocation†	% of Net Assets
Japan	99.2%
United States	2.2
Total Investments	101.4
Net Other Assets and Liabilities	(1.4)
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

See Notes to Portfolio of Investments

First Trust South Korea AlphaDEX® Fund (FKO)
Portfolio of Investments
September 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 100.0%
	Air Freight & Logistics – 1.5%
330	Hyundai Glovis Co., Ltd.	$38,675
	Auto Components – 3.8%
1,812	Hankook Tire Co., Ltd.	81,840
90	Hyundai Mobis Co., Ltd.	18,499
		100,339
	Automobiles – 5.0%
607	Hyundai Motor Co.	70,864
1,855	Kia Motors Corp.	58,698
		129,562
	Banks – 6.7%
890	Hana Financial Group, Inc.	35,744
3,716	Industrial Bank of Korea	51,088
724	KB Financial Group, Inc.	35,376
441	Shinhan Financial Group Co., Ltd.	17,891
2,345	Woori Bank	35,727
		175,826
	Biotechnology – 3.5%
188	Celltrion, Inc. (a)	50,337
75	Medy-Tox, Inc.	41,852
		92,189
	Capital Markets – 2.4%
907	Korea Investment Holdings Co., Ltd.	62,225
	Chemicals – 3.3%
57	LG Chem Ltd.	18,782
274	Lotte Chemical Corp.	68,670
		87,452
	Commercial Services & Supplies – 0.6%
197	S-1 Corp.	16,232
	Construction & Engineering – 3.1%
1,327	Hyundai Engineering & Construction Co., Ltd.	80,751
	Consumer Finance – 1.3%
996	Samsung Card Co., Ltd.	33,043
	Diversified Financial Services – 0.0%
215	Neoplux Co., Ltd. (b)	1,374
	Diversified Telecommunication Services – 3.4%
5,450	LG Uplus Corp.	89,912
	Electric Utilities – 1.8%
1,788	Korea Electric Power Corp.	47,309
Shares	Description	Value

	Electronic Equipment, Instruments & Components – 9.7%
5,206	LG Display Co., Ltd.	$89,641
642	Samsung Electro-Mechanics Co., Ltd.	80,449
356	Samsung SDI Co., Ltd.	82,963
		253,053
	Food & Staples Retailing – 1.6%
225	E-MART, Inc.	42,089
	Food Products – 1.2%
108	CJ CheilJedang Corp.	32,471
	Gas Utilities – 3.1%
1,486	Korea Gas Corp. (b)	81,316
	Hotels, Restaurants & Leisure – 0.7%
731	Kangwon Land, Inc.	18,913
	Household Durables – 1.7%
689	LG Electronics, Inc.	44,101
	Industrial Conglomerates – 6.0%
268	CJ Corp.	32,616
1,321	LG Corp.	86,459
147	SK Holdings Co., Ltd.	38,034
		157,109
	Insurance – 2.2%
324	DB Insurance Co., Ltd.	21,264
3,606	Hanwha Life Insurance Co., Ltd.	17,197
72	Samsung Fire & Marine Insurance Co., Ltd.	18,434
		56,895
	IT Services – 0.8%
95	Samsung SDS Co., Ltd.	19,784
	Life Sciences Tools & Services – 1.7%
91	Samsung Biologics Co., Ltd. (b) (c)	43,808
	Metals & Mining – 6.7%
1,451	Hyundai Steel Co.	73,907
99	Korea Zinc Co., Ltd.	38,913
232	POSCO	61,595
		174,415
	Multiline Retail – 3.0%
237	Shinsegae, Inc.	77,451
	Oil, Gas & Consumable Fuels – 8.6%
1,753	GS Holdings Corp.	87,077
377	SK Innovation Co., Ltd.	73,072

See Notes to Portfolio of Investments

First Trust South Korea AlphaDEX® Fund (FKO)
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
522	S-Oil Corp.	$64,471
		224,620
	Personal Products – 1.8%
41	LG Household & Health Care, Ltd.	47,163
	Road & Rail – 3.1%
567	CJ Logistics Corp. (b)	80,763
	Semiconductors & Semiconductor Equipment – 2.2%
890	SK Hynix, Inc.	58,651
	Specialty Retail – 2.9%
772	Hotel Shilla Co., Ltd.	75,512
	Technology Hardware, Storage & Peripherals – 2.0%
1,227	Samsung Electronics Co., Ltd.	51,381
	Tobacco – 0.6%
178	KT&G Corp.	16,689
	Wireless Telecommunication Services – 4.0%
409	SK Telecom Co., Ltd.	103,978
	Total Investments – 100.0%	2,615,051
	(Cost $2,239,200) (d)
	Net Other Assets and Liabilities – (0.0)%	(694)
	Net Assets – 100.0%	$2,614,357

(a)	Non-income producing security that makes payment-in-kind (“PIK”) distributions. There were no in-kind distributions received for the nine months ended September 30, 2018.
(b)	Non-income producing security.
(c)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $439,524 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $63,673. The net unrealized appreciation was $375,851.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 9/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 2,615,051	$ 2,615,051	$ —	$ —

*	See Portfolio of Investments for industry breakout.

Country Allocation†	% of Net Assets
South Korea	100.0%
Total Investments	100.0
Net Other Assets and Liabilities	(0.0)
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

See Notes to Portfolio of Investments

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments
September 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 92.6%
	Australia – 3.2%
363,965	BlueScope Steel Ltd.	$4,467,304
721,335	Crown Resorts Ltd.	7,138,199
604,208	Evolution Mining Ltd.	1,157,392
64,248	Flight Centre Travel Group Ltd.	2,468,839
2,114,028	Fortescue Metals Group Ltd.	5,990,250
173,366	Iluka Resources Ltd.	1,246,910
942,066	Qantas Airways Ltd.	4,017,737
1,705,666	South32 Ltd.	4,833,127
592,354	Telstra Corp., Ltd.	1,365,904
1,688,488	Whitehaven Coal Ltd.	6,639,648
		39,325,310
	Austria – 0.3%
26,933	ams AG	1,505,548
23,238	Lenzing AG	2,429,592
		3,935,140
	Belgium – 1.1%
113,841	KBC Ancora	5,786,626
132,987	Umicore S.A.	7,437,667
		13,224,293
	Bermuda – 1.8%
1,544,213	China Gas Holdings Ltd.	4,369,288
1,019,100	Hongkong Land Holdings Ltd.	6,746,442
1,252,033	Kerry Properties Ltd.	4,246,294
3,755,161	Nine Dragons Paper Holdings Ltd.	4,058,156
1,548,265	NWS Holdings Ltd.	3,061,583
		22,481,763
	Canada – 9.0%
202,891	Air Canada (b)	4,335,378
257,901	ARC Resources Ltd.	2,875,217
112,801	Barrick Gold Corp.	1,247,959
353,089	Bausch Health Cos., Inc. (b)	9,067,443
1,931,159	Bombardier, Inc., Class B (b)	6,877,507
825,188	Cenovus Energy, Inc.	8,286,059
4,142	Constellation Software, Inc.	3,045,997
70,010	Empire Co., Ltd., Class A	1,275,915
177,932	First Capital Realty, Inc.	2,686,234
300,242	First Quantum Minerals Ltd.	3,419,316
490,906	Husky Energy, Inc.	8,619,787
1,067,070	Kinross Gold Corp. (b)	2,907,975
271,977	Kirkland Lake Gold Ltd.	5,154,645
102,896	Linamar Corp.	4,740,712
428,511	Lundin Mining Corp.	2,269,202
74,844	Magna International, Inc.	3,931,534
92,784	Methanex Corp.	7,324,164
176,201	Metro, Inc.	5,481,172
452,615	Seven Generations Energy Ltd., Class A (b)	5,396,409
22,586	Shopify, Inc., Class A (b)	3,712,312
152,739	Stars (The) Group, Inc. (b)	3,793,494
218,259	Teck Resources Ltd., Class B	5,260,251
165,717	Tourmaline Oil Corp.	2,917,512
Shares	Description	Value

	Canada (Continued)
105,739	West Fraser Timber Co., Ltd. (c)	$6,017,787
		110,643,981
	Cayman Islands – 2.5%
501,924	CK Asset Holdings Ltd.	3,766,826
5,066,134	Fullshare Holdings Ltd. (c)	2,433,292
1,229,466	Kingboard Holdings Ltd.	4,012,705
968,470	Kingboard Laminates Holdings Ltd.	858,569
3,988,010	Lee & Man Paper Manufacturing Ltd.	3,698,475
2,482,414	Shimao Property Holdings Ltd.	6,189,902
1,073,145	Sino Biopharmaceutical Ltd.	1,000,716
431,613	Wharf Real Estate Investment Co., Ltd.	2,784,298
1,549,615	Wynn Macau Ltd.	3,563,084
1,863,884	Xinyi Glass Holdings Ltd.	2,354,751
		30,662,618
	Denmark – 0.6%
62,399	Ambu A.S., Class B	1,499,037
59,812	Topdanmark A.S.	2,732,230
75,924	William Demant Holding A.S. (b)	2,853,548
		7,084,815
	Finland – 1.3%
420,046	Metsa Board OYJ	4,247,818
100,868	Neste OYJ	8,338,431
76,504	Stora Enso OYJ, Class R	1,463,391
37,934	UPM-Kymmene OYJ	1,488,663
		15,538,303
	France – 2.3%
263,702	Bollore S.A.	1,138,957
29,353	Cie Plastic Omnium S.A.	1,106,928
40,433	Edenred	1,541,196
97,094	Electricite de France S.A.	1,705,056
51,066	Eramet	5,398,371
69,496	Faurecia S.A.	4,182,883
9,052	Ipsen S.A.	1,521,823
3,158	Kering S.A.	1,692,867
57,961	Renault S.A.	5,013,523
23,351	Trigano S.A.	2,553,920
16,664	Ubisoft Entertainment S.A. (b)	1,807,466
		27,662,990
	Germany – 4.3%
66,890	Aurubis AG	4,678,397
16,791	Axel Springer SE	1,129,746
38,860	Bayerische Motoren Werke AG	3,506,151
33,110	Daimler AG	2,089,342
132,054	Deutsche Lufthansa AG	3,244,279
60,255	Deutsche Wohnen SE	2,890,709
21,383	Hella GmbH & Co., KGaA	1,192,676
37,502	LEG Immobilien AG	4,452,138

See Notes to Portfolio of Investments

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Germany (Continued)
25,095	Nemetschek SE	$3,671,205
84,579	Porsche Automobil Holding SE (Preference Shares)	5,695,626
29,697	Rheinmetall AG	3,105,242
52,986	Sixt SE	6,594,879
14,151	Volkswagen AG (Preference Shares)	2,490,791
56,737	Vonovia SE	2,771,999
23,808	Wirecard AG	5,160,813
		52,673,993
	Hong Kong – 4.0%
309,007	Galaxy Entertainment Group Ltd.	1,959,825
949,054	Henderson Land Development Co., Ltd.	4,770,517
1,180,391	Hopewell Holdings Ltd.	3,882,692
1,450,323	Melco International Development Ltd.	2,897,552
994,834	New World Development Co., Ltd.	1,357,224
4,339,727	Sino Land Co., Ltd.	7,439,516
2,414,290	Sun Art Retail Group Ltd.	3,139,547
444,545	Sun Hung Kai Properties Ltd.	6,473,667
696,116	Swire Pacific Ltd., Class A	7,625,099
2,044,640	Wharf Holdings (The) Ltd.	5,563,220
576,789	Wheelock & Co., Ltd.	3,459,253
		48,568,112
	Ireland – 0.3%
104,055	Smurfit Kappa Group PLC	4,114,893
	Israel – 0.1%
15,137	Nice, Ltd. (b)	1,712,453
	Italy – 1.5%
79,020	Amplifon S.p.A.	1,756,022
810,669	Banco BPM S.p.A. (b)	1,998,225
1,151,809	Hera S.p.A.	3,586,660
1,344,380	Iren S.p.A	3,299,726
73,905	Moncler S.p.A.	3,183,455
461,654	Poste Italiane S.p.A. (d)	3,688,775
1,480,968	Telecom Italia S.p.A. (b)	899,287
		18,412,150
	Japan – 25.6%
33,930	AGC, Inc.	1,408,026
114,500	Alps Electric Co., Ltd.	2,908,352
108,800	ANA Holdings, Inc.	3,801,584
105,400	Asahi Group Holdings Ltd.	4,568,694
106,750	Asahi Kasei Corp.	1,618,819
32,300	Bridgestone Corp.	1,220,418
141,200	CyberAgent, Inc.	7,518,571
514,100	Daicel Corp.	5,972,646
46,900	Daifuku Co., Ltd.	2,389,993
83,800	DIC Corp.	3,016,564
97,800	Don Quijote Holdings Co., Ltd	4,949,393
Shares	Description	Value

	Japan (Continued)
111,400	Electric Power Development Co., Ltd.	$3,083,550
83,300	FamilyMart UNY Holdings Co., Ltd.	8,673,112
35,200	FUJIFILM Holdings Corp.	1,584,651
84,600	GMO Payment Gateway, Inc. (c)	5,241,894
92,200	Haseko Corp.	1,196,928
61,600	Hitachi Chemical Co., Ltd.	1,254,012
145,500	Hitachi Construction Machinery Co., Ltd.	4,866,221
237,462	Hitachi Metals Ltd.	2,940,583
163,260	Honda Motor Co., Ltd.	4,941,482
72,500	Horiba Ltd.	3,841,313
147,700	Idemitsu Kosan Co., Ltd.	7,812,683
150,286	Iida Group Holdings Co., Ltd.	2,673,191
144,500	ITOCHU Corp.	2,645,309
20,600	Izumi Co., Ltd.	1,368,861
139,516	Japan Airlines Co., Ltd.	5,014,816
209,000	JFE Holdings, Inc.	4,795,485
124,800	JSR Corp.	2,329,703
379,000	JTEKT Corp.	5,547,236
85,000	Kaneka Corp.	3,927,566
110,000	KDDI Corp.	3,038,990
420,300	Kobe Steel Ltd.	3,736,164
26,800	Kose Corp.	5,106,671
247,800	Kuraray Co., Ltd.	3,725,070
187,376	M3, Inc.	4,251,499
28,700	Makita Corp.	1,437,273
194,000	Marubeni Corp.	1,775,744
318,540	Mazda Motor Corp.	3,824,050
197,200	MINEBEA MITSUMI, Inc.	3,575,356
144,900	Mitsubishi Chemical Holdings Corp.	1,386,893
175,800	Mitsubishi Gas Chemical Co., Inc.	3,742,829
245,800	Mitsui & Co., Ltd.	4,371,052
44,500	Mitsui Chemicals, Inc.	1,112,696
178,100	Miura Co., Ltd.	5,517,620
169,700	Nexon Co., Ltd. (b)	2,217,959
18,200	Nidec Corp.	2,618,192
122,400	Nihon M&A Center, Inc. (c)	3,673,508
9,600	Nintendo Co., Ltd.	3,503,045
127,800	Nippon Steel & Sumitomo Metal Corp.	2,703,462
30,458	Nippon Telegraph & Telephone Corp.	1,375,730
405,800	Nissan Motor Co., Ltd.	3,798,348
289,100	NOK Corp.	4,964,215
45,300	Ono Pharmaceuitical Co., Ltd.	1,281,812
113,100	Open House Co., Ltd.	5,574,371
111,500	Otsuka Corp.	4,160,887
131,000	PALTAC CORPORATION	7,159,919
241,300	Persol Holdings Co., Ltd.	5,659,783
68,500	Pola Orbis Holdings, Inc.	2,501,980
28,300	Sankyu, Inc.	1,589,104
305,100	Seino Holdings Co., Ltd.	4,610,603

See Notes to Portfolio of Investments

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Japan (Continued)
149,700	Shimadzu Corp.	$4,690,477
109,600	Shiseido Co., Ltd.	8,487,682
66,400	Showa Denko KK	3,664,214
18,800	SoftBank Group Corp.	1,897,870
875,900	Sojitz Corp.	3,160,702
116,100	Sony Corp.	7,118,048
723,000	Sumitomo Chemical Co., Ltd.	4,231,605
166,800	Sumitomo Corp.	2,781,223
184,000	Sumitomo Electric Industries Ltd.	2,885,830
153,050	Sumitomo Rubber Industries Ltd.	2,296,693
46,700	TDK Corp.	5,092,528
298,500	Teijin Ltd.	5,724,622
26,700	Terumo Corp.	1,581,509
101,800	THK Co., Ltd.	2,591,142
70,900	TIS, Inc.	3,544,376
362,200	Tokai Carbon Co., Ltd. (c)	7,112,024
113,300	Tokyo Century Corp.	7,040,116
192,700	Tokyu Fudosan Holdings Corp.	1,343,235
286,080	Tosoh Corp.	4,406,266
136,800	Toyota Boshoku Corp.	2,553,712
21,900	Toyota Motor Corp.	1,367,545
62,600	Welcia Holdings Co., Ltd.	3,548,178
111,900	Yamato Holdings Co., Ltd.	3,435,198
308,300	Zensho Holdings Co., Ltd. (c)	6,083,512
		313,744,788
	Jersey – 0.2%
28,037	Shire PLC	1,689,585
30,763	Wizz Air Holdings PLC (b) (d)	1,153,576
		2,843,161
	Luxembourg – 1.7%
58,812	APERAM S.A.	2,696,522
177,716	ArcelorMittal	5,529,836
235,186	Grand City Properties S.A.	6,094,759
459,800	Subsea 7 S.A.	6,802,018
		21,123,135
	Netherlands – 0.9%
62,954	ASM International N.V.	3,259,205
109,990	BE Semiconductor Industries N.V.	2,320,380
178,021	Koninklijke Ahold Delhaize N.V.	4,082,153
31,682	NN Group N.V.	1,413,624
		11,075,362
	New Zealand – 0.4%
627,935	a2 Milk Co., Ltd. (b)	4,686,712
	Norway – 3.1%
125,141	Aker ASA, Class A	11,285,946
207,821	Aker BP ASA	8,819,705
238,828	Equinor ASA	6,734,575
719,797	Norsk Hydro ASA	4,321,214
Shares	Description	Value

	Norway (Continued)
137,297	Salmar ASA	$6,852,409
		38,013,849
	Portugal – 0.0%
81,454	Banco Espirito Santo S.A. (b) (e) (f) (g)	0
	Singapore – 2.2%
68,100	DBS Group Holdings Ltd.	1,299,681
3,934,700	Olam International Ltd.	5,842,830
430,900	Oversea-Chinese Banking Corp., Ltd.	3,605,937
1,092,800	Singapore Telecommunications Ltd.	2,590,009
646,100	UOL Group Ltd.	3,256,376
327,500	Venture Corp Ltd.	4,223,566
6,087,400	Yangzijiang Shipbuilding Holdings Ltd.	5,521,653
		26,340,052
	South Africa – 0.4%
2,212,709	Old Mutual Ltd.	4,677,344
	South Korea – 12.0%
19,344	Celltrion, Inc. (h)	5,179,327
16,419	E-MART, Inc.	3,071,393
96,414	GS Holdings Corp.	4,789,192
83,778	Hankook Tire Co., Ltd.	3,783,888
200,916	Hanwha Chemical Corp.	3,495,766
78,041	Hotel Shilla Co., Ltd.	7,633,490
44,285	Hyundai Glovis Co., Ltd.	5,190,038
10,431	Hyundai Motor Co.	1,217,773
58,699	Hyundai Steel Co.	2,989,852
49,319	KB Financial Group, Inc.	2,409,817
48,284	Kia Motors Corp.	1,527,851
45,565	Korea Electric Power Corp.	1,205,619
61,788	Korea Gas Corp. (b)	3,381,142
90,498	Korea Investment Holdings Co., Ltd.	6,208,607
108,663	KT Corp., ADR	1,613,646
86,924	LG Corp.	5,689,144
286,200	LG Display Co., Ltd.	4,928,032
68,348	LG Electronics, Inc.	4,374,765
366,569	LG Uplus Corp.	6,047,521
17,284	Lotte Chemical Corp.	4,331,712
8,178	Medy-Tox, Inc.	4,563,608
47,670	OCI Co., Ltd.	4,727,248
9,197	POSCO	2,441,755
12,295	Samsung Biologics Co., Ltd. (b) (d)	5,918,891
42,564	Samsung Electro-Mechanics Co., Ltd.	5,333,690
121,645	Samsung Electronics Co., Ltd.	5,093,902
165,395	Samsung Engineering Co., Ltd. (b)	2,877,731
29,292	Samsung SDS Co., Ltd.	6,100,024
20,934	Shinsegae, Inc.	6,841,177

See Notes to Portfolio of Investments

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	South Korea (Continued)
15,170	SK Holdings Co., Ltd.	$3,924,985
92,056	SK Hynix, Inc.	6,066,526
28,376	SK Innovation Co., Ltd.	5,499,968
32,052	SK Telecom Co., Ltd.	8,148,446
		146,606,526
	Spain – 0.9%
220,721	CIE Automotive S.A.	6,908,988
162,878	International Consolidated Airlines Group S.A.	1,401,573
158,422	Repsol S.A.	3,157,259
		11,467,820
	Sweden – 5.4%
382,976	AAK AB	6,638,756
40,937	Boliden AB	1,141,873
258,473	Castellum AB	4,627,119
650,472	Fabege AB	9,012,661
224,438	Fastighets AB Balder, Class B (b)	6,227,514
94,920	Hufvudstaden AB, Class A	1,443,975
289,953	Industrivarden AB, Class A	6,629,436
159,270	Investor AB, Class B	7,360,104
205,631	Kinnevik AB, Class B	6,226,265
73,274	Lifco AB, Class B	3,285,515
112,218	Lundin Petroleum AB	4,295,583
1,251,119	SSAB AB, Class A	6,289,803
78,956	Swedish Orphan Biovitrum AB (b)	2,309,850
		65,488,454
	Switzerland – 0.7%
3,376	Bucher Industries AG	1,084,283
239,418	OC Oerlikon Corp. AG	3,283,642
50,396	Sunrise Communications Group AG (d)	4,562,548
		8,930,473
	United Kingdom – 6.6%
472,862	3i Group PLC	5,800,882
80,795	Abcam PLC	1,508,013
301,340	Anglo American PLC	6,767,368
377,471	Barratt Developments PLC	2,789,616
98,497	Bellway PLC	3,869,403
79,260	Berkeley Group Holdings PLC	3,800,682
121,164	British American Tobacco PLC	5,660,827
114,276	Dechra Pharmaceuticals PLC	3,244,073
249,561	easyJet PLC	4,274,150
1,151,958	Evraz PLC	8,507,284
531,626	Hays PLC	1,413,559
695,497	Meggitt PLC	5,134,477
117,770	NMC Health PLC	5,209,838
942,964	Ocado Group PLC (b)	11,051,701
344,556	Rolls-Royce Holdings PLC	4,434,357
925,528	Royal Mail PLC	5,755,416
Shares	Description	Value

	United Kingdom (Continued)
183,814	Tate & Lyle PLC	$1,635,874
		80,857,520
	United States – 0.2%
28,204	Autoliv, Inc., SDR (c)	2,461,987
	Total Common Stocks	1,134,357,997
	(Cost $1,137,456,474)
REAL ESTATE INVESTMENT TRUSTS (a) – 7.1%
	Australia – 3.1%
982,161	Dexus	7,497,125
1,931,168	GPT (The) Group	7,272,872
3,406,043	Mirvac Group	5,933,560
2,390,010	Scentre Group	6,858,646
908,560	Stockland	2,725,523
3,798,232	Vicinity Centres	7,193,346
		37,481,072
	Canada – 0.6%
194,936	Canadian Apartment Properties REIT	7,197,381
	France – 0.5%
40,462	Gecina S.A.	6,755,495
	Hong Kong – 1.2%
9,858,054	Champion REIT	6,900,833
822,416	Link REIT	8,094,573
		14,995,406
	Multinational – 0.1%
6,150	Unibail-Rodamco-Westfield	1,236,870
	Spain – 0.9%
485,884	Inmobiliaria Colonial Socimi S.A.	5,049,014
458,933	Merlin Properties Socimi S.A.	6,226,284
		11,275,298
	United Kingdom – 0.7%
832,544	Segro PLC	6,921,009
101,941	Shaftesbury PLC	1,203,137
		8,124,146
	Total Real Estate Investment Trusts	87,065,668
	(Cost $84,990,344)
MONEY MARKET FUNDS – 0.2%
2,822,782	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.08% (i) (j)	2,822,782
	(Cost $2,822,782)

See Notes to Portfolio of Investments

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 1.4%
$3,100,419	BNP Paribas S.A., 2.24% (i), dated 9/28/18, due 10/1/18, with a maturity value of $3,100,998. Collateralized by U.S. Treasury Notes, interest rates of 2.625% to 3.500%, due 2/15/19 to 11/15/20. The value of the collateral including accrued interest is $3,163,507. (j)	$3,100,419
14,486,870	JPMorgan Chase & Co., 2.15% (i), dated 9/28/18, due 10/1/18, with a maturity value of $14,489,466. Collateralized by U.S. Treasury Note, interest rate of 1.375%, due 8/31/23. The value of the collateral including accrued interest is $14,794,518. (j)	14,486,870
	Total Repurchase Agreements	17,587,289
	(Cost $17,587,289)
	Total Investments – 101.3%	1,241,833,736
	(Cost $1,242,856,889) (k)
	Net Other Assets and Liabilities – (1.3)%	(16,183,906)
	Net Assets – 100.0%	$1,225,649,830

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $17,161,293 and the total value of the collateral held by the Fund is $20,410,071.
(d)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At September 30, 2018, securities noted as such are valued at $0 or 0.0% of net assets.
(f)	This issuer has filed for protection in bankruptcy court.
(g)	This security’s value was determined using significant unobservable inputs (see Note 2A – Portfolio Valuation in the Notes to Portfolio of Investments).
(h)	Non-income producing security which makes payment-in-kind (“PIK”) distributions. There were no in-kind distributions received for the fiscal year-to-date period (January 1, 2018 through September 30, 2018).
(i)	Rate shown reflects yield as of September 30, 2018.
(j)	This security serves as collateral for securities on loan.
(k)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $98,849,956 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $99,873,109. The net unrealized depreciation was $1,023,153.

ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 9/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Portugal	$ —**	$ —	$ —	$ —**
Other Country Categories*	1,134,357,997	1,134,357,997	—	—
Real Estate Investment Trusts*	87,065,668	87,065,668	—	—
Money Market Funds	2,822,782	2,822,782	—	—
Repurchase Agreements	17,587,289	—	17,587,289	—
Total Investments	$ 1,241,833,736	$ 1,224,246,447	$ 17,587,289	$—**

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.

See Notes to Portfolio of Investments

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
Sector Allocation	% of Total Long-Term Investments
Materials	17.3%
Real Estate	16.2
Consumer Discretionary	14.8
Industrials	13.7
Information Technology	7.5
Energy	7.4
Consumer Staples	6.6
Financials	6.4
Health Care	4.5
Communication Services	3.9
Utilities	1.7
Total	100.0%

Currency Exposure Diversification	% of Total Investments
JPY	25.3%
EUR	15.2
KRW	11.7
CAD	9.5
HKD	8.8
GBP	7.9
AUD	6.2
SEK	5.5
NOK	3.6
USD	2.3
SGD	2.1
CHF	0.8
DKK	0.6
NZD	0.4
ILS	0.1
Total	100.0%

Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound Sterling
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar
See Notes to Portfolio of Investments

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments
September 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 98.4%
	Bermuda – 2.0%
1,855,933	Haier Electronics Group Co., Ltd.	$5,037,917
4,596,553	Kunlun Energy Co., Ltd.	5,349,096
		10,387,013
	Brazil – 9.6%
110,059	Banco Santander Brasil S.A.	973,173
697,434	Bradespar S.A. (Preference Shares)	6,401,772
91,510	Braskem S.A., Class A (Preference Shares)	1,324,199
376,492	Cia de Saneamento Basico do Estado de Sao Paulo	2,199,167
264,206	Cia de Transmissao de Energia Electrica Paulista (Preference Shares)	3,824,512
61,434	Equatorial Energia S.A.	874,076
850,148	Gerdau S.A. (Preference Shares)	3,618,636
469,778	JBS S.A.	1,091,114
212,194	Klabin S.A.	1,045,063
322,970	Kroton Educacional S.A.	911,678
611,763	Localiza Rent a Car S.A.	3,446,189
179,451	Magazine Luiza S.A.	5,442,783
410,314	Petroleo Brasileiro S.A. (Preference Shares)	2,142,730
361,814	Porto Seguro S.A.	5,311,796
174,303	Telefonica Brasil S.A. (Preference Shares)	1,691,864
2,011,190	Usinas Siderurgicas de Minas Gerais S.A., Class A (Preference Shares)	4,143,344
208,123	Vale S.A.	3,082,769
724,345	Via Varejo S.A.	2,676,017
		50,200,882
	Cayman Islands – 10.9%
1,173,460	3SBio, Inc. (b)	1,972,668
3,197,972	Agile Group Holdings Ltd.	4,518,139
1,157,114	China Mengniu Dairy Co., Ltd.	3,850,469
6,119,870	China Resources Cement Holdings Ltd.	7,121,809
6,677,410	China Zhongwang Holdings Ltd. (c)	3,266,906
7,571,027	CIFI Holdings Group Co., Ltd.	3,481,666
3,420,218	Country Garden Holdings Co., Ltd.	4,312,218
739,825	ENN Energy Holdings Ltd.	6,426,399
520,551	Health and Happiness H&H International Holdings Ltd. (c) (d)	3,125,294
2,907,919	KWG Group Holdings Ltd.	2,659,654
4,350,705	Logan Property Holdings Co., Ltd.	4,912,942
1,301,941	Longfor Group Holdings Ltd.	3,359,483
Shares	Description	Value

	Cayman Islands (Continued)
214,757	Sunny Optical Technology Group Co., Ltd.	$2,477,221
2,417,814	Zhongsheng Group Holdings Ltd.	5,886,749
		57,371,617
	Chile – 0.5%
346,808	Empresas CMPC S.A.	1,397,069
84,859	Empresas COPEC S.A.	1,309,324
		2,706,393
	China – 16.7%
6,914,628	Angang Steel Co., Ltd., Class H (c)	6,182,963
970,419	Anhui Conch Cement Co., Ltd., Class H	5,857,211
5,168,743	China Longyuan Power Group Corp., Ltd., Class H	4,344,508
5,255,251	China Molybdenum Co., Ltd., Class H (c)	2,201,897
6,087,396	China National Building Material Co., Ltd., Class H	5,404,383
6,022,610	China Petroleum & Chemical Corp., Class H	6,031,573
2,127,464	China Shenhua Energy Co., Ltd., Class H	4,859,141
2,561,861	China Southern Airlines Co., Ltd., Class H	1,639,544
11,990,986	China Telecom Corp., Ltd., Class H	5,958,463
6,378,875	Chongqing Changan Automobile Co., Ltd., Class B	5,149,807
5,692,114	Dongfeng Motor Group Co., Ltd., Class H	5,860,550
14,159,247	Huaneng Renewables Corp., Ltd., Class H	4,214,304
4,942,193	Inner Mongolia Yitai Coal Co., Ltd., Class B	5,930,631
15,435,778	Maanshan Iron & Steel Co., Ltd., Class H (c)	8,281,473
391,212	Ping An Insurance Group Co. of China Ltd., Class H	3,972,913
4,348,735	Sinopec Shanghai Petrochemical Co., Ltd., Class H	2,655,343
5,186,687	Yanzhou Coal Mining Co., Ltd., Class H	6,009,344
8,865,567	Zijin Mining Group Co., Ltd., Class H	3,408,810
		87,962,858
	Colombia – 0.2%
99,018	Grupo de Inversiones Suramericana S.A.	1,161,694
	Czech Republic – 0.5%
106,139	CEZ A.S.	2,714,222

See Notes to Portfolio of Investments

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Egypt – 0.7%
3,550,745	Eastern Tobacco	$3,705,298
	Hong Kong – 12.6%
1,011,859	Beijing Enterprises Holdings Ltd.	5,674,326
1,409,505	BYD Electronic International Co., Ltd.	2,074,192
2,523,008	China Everbright Ltd.	4,518,522
6,961,876	China Jinmao Holdings Group Ltd.	3,165,965
1,799,471	China Merchants Port Holdings Co., Ltd.	3,443,392
576,795	China Mobile Ltd.	5,684,433
1,142,365	China Overseas Land & Investment Ltd.	3,575,203
1,886,002	China Resources Pharmaceutical Group, Ltd. (b)	2,992,220
1,449,087	China Resources Power Holdings Co., Ltd.	2,561,889
5,374,864	China Traditional Chinese Medicine Holdings Co., Ltd.	3,652,657
2,691,868	CNOOC Ltd.	5,329,853
10,827,339	MMG Ltd. (d)	5,601,528
15,574,680	Shenzhen Investment Ltd.	4,973,807
7,291,560	Sino-Ocean Group Holding Ltd.	3,213,433
4,465,950	Sinotruk Hong Kong Ltd. (c)	9,721,051
		66,182,471
	Hungary – 1.0%
491,134	MOL Hungarian Oil & Gas PLC	5,291,185
	India – 5.1%
1,185,238	Ashok Leyland Ltd.	1,946,511
499,906	Hindustan Petroleum Corp., Ltd.	1,733,706
976,175	Indian Oil Corp., Ltd.	2,073,816
1,196,552	JSW Steel Ltd	6,272,448
1,939,179	Oil & Natural Gas Corp., Ltd.	4,779,064
2,764,919	Rural Electrification Corp., Ltd.	3,756,994
527,435	Tata Motors Ltd. (d)	1,629,817
269,912	Tech Mahindra Ltd.	2,781,408
182,948	Titan Co., Ltd.	2,029,363
		27,003,127
	Indonesia – 1.6%
25,628,492	Adaro Energy Tbk PT	3,155,943
15,822,788	Charoen Pokphand Indonesia Tbk PT	5,388,763
		8,544,706
	Malaysia – 3.8%
3,901,900	AirAsia Group Bhd	2,979,341
3,330,100	Dialog Group Bhd	2,808,276
1,689,700	Hartalega Holdings Bhd	2,702,867
725,000	MISC Bhd	1,061,616
5,809,100	Sime Darby Bhd	3,663,586
314,500	Tenaga Nasional Bhd	1,174,863
Shares	Description	Value

	Malaysia (Continued)
2,120,800	Top Glove Corp. Bhd	$5,462,783
		19,853,332
	Mexico – 2.0%
1,398,474	America Movil S.A.B. de C.V., Series L	1,124,668
4,010,580	Cemex S.A.B. de C.V. (d)	2,822,450
436,442	Fomento Economico Mexicano S.A.B. de C.V.	4,317,777
47,294	Grupo Elektra S.A.B. de C.V.	2,148,170
		10,413,065
	Philippines – 0.4%
461,240	Jollibee Foods Corp.	2,193,942
	Poland – 4.0%
181,513	Cyfrowy Polsat S.A. (d)	1,094,946
52,138	KGHM Polska Miedz S.A. (d)	1,260,035
2,283,978	PGE Polska Grupa Energetyczna S.A. (d)	5,897,654
269,071	Polski Koncern Naftowy ORLEN S.A.	7,371,208
3,204,844	Polskie Gornictwo Naftowe i Gazownictwo S.A. (d)	5,624,211
		21,248,054
	Russia – 9.2%
1,651,985	Alrosa PJSC	2,692,904
221,290	Bashneft PJSC (Preference Shares)	6,348,750
2,096,894,661	Federal Grid Co. Unified Energy System PJSC	5,316,556
2,669,550	Gazprom PJSC	6,626,274
99,465,264	Inter RAO UES PJSC	6,234,870
95,924	LUKOIL PJSC	7,353,398
71,689	Magnit PJSC, GDR	1,018,342
4,486,580	Rostelecom PJSC	4,790,571
197,406,057	RusHydro PJSC	1,870,063
497,000	Tatneft PJSC	6,337,748
		48,589,476
	South Africa – 1.9%
82,548	Absa Group Ltd.	886,583
160,883	Assore Ltd.	3,922,968
69,873	Bidvest Group (The) Ltd.	914,099
183,581	Sanlam Ltd.	1,027,002
38,836	Sasol Ltd.	1,503,677
61,998	Shoprite Holdings Ltd.	840,231
71,606	Standard Bank Group Ltd.	886,135
		9,980,695
	Taiwan – 7.0%
14,114,874	AU Optronics Corp.	5,963,445
108,548	Catcher Technology Co., Ltd.	1,194,515
2,908,196	Far Eastern New Century Corp.	3,400,341
355,147	Formosa Chemicals & Fibre Corp.	1,488,842

See Notes to Portfolio of Investments

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Taiwan (Continued)
481,669	Foxconn Technology Co., Ltd.	$1,175,264
287,113	Hiwin Technologies Corp.	2,374,350
14,651,562	Innolux Corp.	5,086,515
1,679,027	Nanya Technology Corp.	3,194,952
1,976,082	Pou Chen Corp.	2,087,206
10,197,009	Shin Kong Financial Holding Co., Ltd.	3,990,904
7,506,547	United Microelectronics Corp.	3,970,482
176,890	Yageo Corp.	2,659,172
		36,585,988
	Thailand – 4.3%
939,000	CP ALL PCL	2,003,432
1,443,600	Indorama Ventures PCL	2,633,655
11,169,200	IRPC PCL	2,348,502
1,749,500	PTT Global Chemical PCL	4,395,389
3,743,200	PTT PCL	6,279,178
1,801,600	Thai Oil PCL	4,930,167
		22,590,323
	Turkey – 4.4%
781,977	Anadolu Efes Biracilik Ve Malt Sanayii A.S.	2,731,367
3,098,339	Enka Insaat ve Sanayi A.S.	2,674,744
1,998,223	Eregli Demir ve Celik Fabrikalari TAS	3,652,035
336,137	Ford Otomotiv Sanayi A.S.	3,664,863
498,603	Haci Omer Sabanci Holding A.S.	630,369
320,404	KOC Holding A.S.	905,717
48,297	Tupras Turkiye Petrol Rafinerileri A.S.	1,073,960
1,369,791	Turk Hava Yollari AO (d)	4,332,871
478,551	Turkiye Garanti Bankasi A.S.	611,362
1,466,485	Turkiye Is Bankasi A.S., Class C	1,074,028
2,412,602	Turkiye Vakiflar Bankasi TAO, Class D	1,515,097
1,179,132	Yapi ve Kredi Bankasi A.S. (d)	367,313
		23,233,726
	Total Common Stocks	517,920,067
	(Cost $552,835,176)
REAL ESTATE INVESTMENT TRUSTS (a) – 1.0%
	Mexico – 0.7%
2,645,140	Fibra Uno Administracion S.A. de C.V.	3,498,302
	South Africa – 0.3%
1,102,370	Growthpoint Properties Ltd.	1,810,876
	Total Real Estate Investment Trusts	5,309,178
	(Cost $6,419,426)
Shares	Description	Value
MONEY MARKET FUNDS – 0.4%
2,022,263	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.08% (e) (f)	$2,022,263
	(Cost $2,022,263)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 2.4%
$2,221,165	BNP Paribas S.A., 2.24% (e), dated 9/28/18, due 10/1/18, with a maturity value of $2,221,560. Collateralized by U.S. Treasury Notes, interest rates of 2.625% to 3.500%, due 2/15/19 to 11/15/20. The value of the collateral including accrued interest is $2,266,362. (f)	2,221,165
10,378,509	JPMorgan Chase & Co., 2.15% (e), dated 9/28/18, due 10/1/18, with a maturity value of $10,380,369. Collateralized by U.S. Treasury Note, interest rate of 1.375%, due 8/31/23. The value of the collateral including accrued interest is $10,598,910. (f)	10,378,509
	Total Repurchase Agreements	12,599,674
	(Cost $12,599,674)
	Total Investments – 102.2%	537,851,182
	(Cost $573,876,539) (g)
	Net Other Assets and Liabilities – (2.2)%	(11,791,129)
	Net Assets – 100.0%	$526,060,053

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(c)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $13,709,875 and the total value of the collateral held by the Fund is $14,621,937.
(d)	Non-income producing security.
(e)	Rate shown reflects yield as of September 30, 2018.
(f)	This security serves as collateral for securities on loan.

See Notes to Portfolio of Investments

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
(g)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $34,772,405 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $70,797,762. The net unrealized depreciation was $36,025,357.

GDR	Global Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 9/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 517,920,067	$ 517,920,067	$ —	$ —
Real Estate Investment Trusts*	5,309,178	5,309,178	—	—
Money Market Funds	2,022,263	2,022,263	—	—
Repurchase Agreements	12,599,674	—	12,599,674	—
Total Investments	$ 537,851,182	$ 525,251,508	$ 12,599,674	$—

*	See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Energy	21.2%
Materials	19.4
Utilities	10.2
Real Estate	8.3
Consumer Discretionary	8.1
Industrials	8.1
Financials	6.3
Information Technology	5.9
Consumer Staples	5.4
Communication Services	3.9
Health Care	3.2
Total	100.0%

See Notes to Portfolio of Investments

First Trust Germany AlphaDEX® Fund (FGM)
Portfolio of Investments
September 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.8%
	Aerospace & Defense – 3.9%
37,053	MTU Aero Engines AG	$8,350,257
	Air Freight & Logistics – 0.9%
54,513	Deutsche Post AG	1,943,707
	Airlines – 4.2%
370,081	Deutsche Lufthansa AG	9,092,083
	Auto Components – 3.7%
15,594	Continental AG	2,714,907
95,296	Hella GmbH & Co., KGaA	5,315,310
		8,030,217
	Automobiles – 14.4%
78,564	Bayerische Motoren Werke AG	7,088,452
110,628	Daimler AG	6,980,966
139,730	Porsche Automobil Holding SE (Preference Shares)	9,409,544
42,884	Volkswagen AG (Preference Shares)	7,548,235
		31,027,197
	Capital Markets – 0.8%
13,357	Deutsche Boerse AG	1,789,640
	Chemicals – 7.1%
55,844	BASF SE	4,963,324
68,476	LANXESS AG	5,015,116
20,303	Symrise AG	1,853,293
27,191	Wacker Chemie AG	3,419,043
		15,250,776
	Construction & Engineering – 2.3%
29,549	HOCHTIEF AG	4,899,163
	Construction Materials – 0.8%
21,153	HeidelbergCement AG	1,653,358
	Diversified Financial Services – 3.4%
62,329	GRENKE AG	7,432,100
	Diversified Telecommunication Services – 1.4%
62,158	United Internet AG	2,940,868
	Electrical Equipment – 0.8%
43,564	OSRAM Licht AG	1,732,870
	Entertainment – 2.2%
108,445	CTS Eventim AG & Co., KGaA	4,862,647
	Health Care Equipment & Supplies – 2.7%
35,708	Sartorius AG (Preference Shares)	5,795,936
	Health Care Providers & Services – 1.5%
44,324	Fresenius SE & Co., KGaA	3,254,481
Shares	Description	Value

	Internet & Direct Marketing Retail – 2.3%
127,406	Zalando SE (a) (b)	$4,956,958
	IT Services – 5.6%
55,264	Wirecard AG	11,979,469
	Life Sciences Tools & Services – 5.3%
72,606	MorphoSys AG (a)	7,763,956
97,739	QIAGEN N.V. (a)	3,699,443
		11,463,399
	Machinery – 1.8%
5,455	Rational AG	3,952,121
	Metals & Mining – 3.8%
116,392	Aurubis AG	8,140,649
	Multi-Utilities – 3.4%
333,129	E.ON SE	3,395,923
156,182	RWE AG	3,853,371
		7,249,294
	Pharmaceuticals – 2.0%
48,481	Bayer AG	4,306,661
	Real Estate Management & Development – 14.4%
147,317	Deutsche Wohnen SE	7,067,472
342,790	Grand City Properties S.A.	8,883,278
81,904	LEG Immobilien AG	9,723,427
112,223	Vonovia SE	5,482,877
		31,157,054
	Road & Rail – 4.6%
79,454	Sixt SE	9,889,207
	Software – 4.9%
59,155	Nemetschek SE	8,653,921
15,409	SAP SE	1,896,405
		10,550,326
	Textiles, Apparel & Luxury Goods – 1.6%
8,156	adidas AG	1,997,123
19,608	HUGO BOSS AG	1,509,832
		3,506,955
	Total Investments – 99.8%	215,207,393
	(Cost $205,738,352) (c)
	Net Other Assets and Liabilities – 0.2%	381,988
	Net Assets – 100.0%	$215,589,381

See Notes to Portfolio of Investments

First Trust Germany AlphaDEX® Fund (FGM)
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)

(a)	Non-income producing security.
(b)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $24,746,523 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $15,277,482. The net unrealized appreciation was $9,469,041.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 9/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 215,207,393	$ 215,207,393	$ —	$ —

*	See Portfolio of Investments for industry breakout.

Country Allocation†	% of Net Assets
Germany	94.0%
Luxembourg	4.1
Netherlands	1.7
Total Investments	99.8
Net Other Assets and Liabilities	0.2
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
See Notes to Portfolio of Investments

First Trust Canada AlphaDEX® Fund (FCAN)
Portfolio of Investments
September 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 91.3%
	Aerospace & Defense – 3.9%
152,622	Bombardier, Inc., Class B (a)	$543,538
7,265	CAE, Inc.	147,477
		691,015
	Airlines – 4.5%
37,348	Air Canada (a)	798,053
	Auto Components – 2.3%
7,785	Magna International, Inc.	408,944
	Capital Markets – 0.9%
3,720	Brookfield Asset Management, Inc., Class A	165,573
	Chemicals – 4.7%
10,672	Methanex Corp.	842,424
	Commercial Services & Supplies – 0.9%
4,425	Ritchie Bros. Auctioneers, Inc.	159,679
	Construction & Engineering – 3.5%
11,465	WSP Global, Inc.	627,462
	Electric Utilities – 1.7%
4,722	Fortis, Inc.	153,105
9,901	Hydro One Ltd. (b)	150,548
		303,653
	Food & Staples Retailing – 1.6%
8,879	Metro, Inc.	276,203
	Hotels, Restaurants & Leisure – 2.3%
16,645	Stars (The) Group, Inc. (a)	413,403
	Insurance – 3.3%
1,077	Fairfax Financial Holdings, Ltd.	585,123
	IT Services – 4.6%
4,763	CGI Group, Inc., Class A (a)	307,098
3,105	Shopify, Inc., Class A (a)	510,348
		817,446
	Media – 0.8%
7,370	Quebecor, Inc., Class B	147,782
	Metals & Mining – 15.6%
10,243	First Quantum Minerals Ltd.	116,653
200,413	Kinross Gold Corp. (a)	546,165
35,634	Kirkland Lake Gold Ltd.	675,353
135,711	Lundin Mining Corp.	718,665
29,622	Teck Resources Ltd., Class B	713,918
		2,770,754
	Oil, Gas & Consumable Fuels – 28.4%
43,831	ARC Resources Ltd.	488,651
Shares	Description	Value

	Oil, Gas & Consumable Fuels (Continued)
8,363	Canadian Natural Resources, Ltd.	$273,231
58,142	Cenovus Energy, Inc.	583,828
41,078	Crescent Point Energy Corp.	261,418
23,111	Encana Corp.	302,922
48,416	Husky Energy, Inc.	850,134
13,621	Imperial Oil Ltd.	440,799
68,464	Seven Generations Energy Ltd., Class A (a)	816,278
11,126	Suncor Energy, Inc.	430,517
33,786	Tourmaline Oil Corp.	594,816
		5,042,594
	Paper & Forest Products – 5.5%
18,351	Norbord, Inc.	608,077
6,578	West Fraser Timber Co., Ltd.	374,365
		982,442
	Pharmaceuticals – 1.9%
12,968	Bausch Health Cos., Inc. (a)	333,022
	Real Estate Management & Development – 2.5%
28,811	First Capital Realty, Inc.	434,959
	Software – 1.6%
389	Constellation Software, Inc.	286,068
	Trading Companies & Distributors – 0.8%
6,114	Finning International, Inc.	149,341
	Total Common Stocks	16,235,940
	(Cost $16,462,936)
REAL ESTATE INVESTMENT TRUSTS – 8.2%
	Equity Real Estate Investment Trusts – 8.2%
18,617	Canadian Apartment Properties REIT	687,373
29,584	H&R Real Estate Investment Trust	455,103
16,431	RioCan Real Estate Investment Trust	313,953
	Total Real Estate Investment Trusts	1,456,429
	(Cost $1,322,688)
	Total Investments – 99.5%	17,692,369
	(Cost $17,785,624) (c)
	Net Other Assets and Liabilities – 0.5%	83,991
	Net Assets – 100.0%	$17,776,360

(a)	Non-income producing security.

See Notes to Portfolio of Investments

First Trust Canada AlphaDEX® Fund (FCAN)
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
(b)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $936,449 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,029,704. The net unrealized depreciation was $93,255.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 9/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 16,235,940	$ 16,235,940	$ —	$ —
Real Estate Investment Trusts*	1,456,429	1,456,429	—	—
Total Investments	$ 17,692,369	$ 17,692,369	$—	$—

*	See Portfolio of Investments for industry breakout.

Country Allocation†	% of Net Assets
Canada	99.5%
Total Investments	99.5
Net Other Assets and Liabilities	0.5
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
See Notes to Portfolio of Investments

First Trust Australia AlphaDEX® Fund (FAUS)
Portfolio of Investments
September 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 76.1%
	Airlines – 1.6%
5,911	Qantas Airways Ltd.	$25,209
	Banks – 0.8%
1,680	Bendigo & Adelaide Bank Ltd.	13,055
	Biotechnology – 1.7%
189	CSL Ltd.	27,475
	Capital Markets – 3.3%
589	Macquarie Group Ltd.	53,663
	Commercial Services & Supplies – 2.0%
4,100	Brambles Ltd.	32,304
	Construction Materials – 0.9%
2,788	Boral Ltd.	13,926
	Diversified Telecommunication Services – 7.0%
21,180	Telstra Corp., Ltd.	48,839
10,564	TPG Telecom Ltd.	65,213
		114,052
	Electric Utilities – 0.8%
11,343	AusNet Services	13,324
	Energy Equipment & Services – 4.8%
5,208	WorleyParsons Ltd.	76,911
	Food & Staples Retailing – 4.7%
1,107	Wesfarmers Ltd.	39,890
1,796	Woolworths Group Ltd.	36,454
		76,344
	Gas Utilities – 0.8%
1,848	APA Group	13,332
	Hotels, Restaurants & Leisure – 5.7%
2,357	Aristocrat Leisure Ltd.	48,455
1,144	Flight Centre Travel Group Ltd.	43,960
		92,415
	Insurance – 1.4%
4,269	Insurance Australia Group Ltd.	22,588
	Metals & Mining – 14.6%
1,074	BHP Billiton Ltd.	26,885
3,164	BlueScope Steel Ltd.	38,835
15,561	Evolution Mining Ltd.	29,808
16,589	Fortescue Metals Group Ltd.	47,006
655	Rio Tinto Ltd.	37,290
20,173	South32 Ltd.	57,162
		236,986
	Multi-Utilities – 1.4%
1,620	AGL Energy Ltd.	22,835
Shares	Description	Value

	Oil, Gas & Consumable Fuels – 16.2%
1,119	Caltex Australia Ltd.	$24,185
2,046	Oil Search Ltd.	13,355
9,076	Origin Energy Ltd. (a)	54,191
14,518	Santos Ltd.	76,189
880	Washington H Soul Pattinson & Co., Ltd.	16,513
16,160	Whitehaven Coal Ltd.	63,546
513	Woodside Petroleum Ltd.	14,306
		262,285
	Professional Services – 0.8%
835	SEEK Ltd.	12,530
	Real Estate Management & Development – 3.2%
3,676	LendLease Group	52,240
	Road & Rail – 1.5%
8,409	Aurizon Holdings Ltd.	24,982
	Trading Companies & Distributors – 2.9%
2,870	Seven Group Holdings Ltd.	46,948
	Total Common Stocks	1,233,404
	(Cost $1,263,589)
REAL ESTATE INVESTMENT TRUSTS – 23.3%
	Equity Real Estate Investment Trusts – 23.3%
9,375	Dexus	71,562
17,990	GPT (The) Group	67,751
33,560	Mirvac Group	58,464
20,736	Scentre Group	59,506
18,344	Stockland	55,029
35,147	Vicinity Centres	66,564
	Total Real Estate Investment Trusts	378,876
	(Cost $378,759)
	Total Investments – 99.4%	1,612,280
	(Cost $1,642,348) (b)
	Net Other Assets and Liabilities – 0.6%	9,022
	Net Assets – 100.0%	$1,621,302

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $65,397 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $95,465. The net unrealized depreciation was $30,068.

See Notes to Portfolio of Investments

First Trust Australia AlphaDEX® Fund (FAUS)
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 9/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,233,404	$ 1,233,404	$ —	$ —
Real Estate Investment Trusts*	378,876	378,876	—	—
Total Investments	$ 1,612,280	$ 1,612,280	$—	$—

*	See Portfolio of Investments for industry breakout.
Country Allocation†	% of Net Assets
Australia	98.6%
Pagua New Guinea	0.8
Total Investments	99.4
Net Other Assets and Liabilities	0.6
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

See Notes to Portfolio of Investments

First Trust United Kingdom AlphaDEX® Fund (FKU)
Portfolio of Investments
September 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 94.1%
	Aerospace & Defense – 4.4%
27,242	Meggitt PLC	$201,113
16,998	Rolls-Royce Holdings PLC	218,760
		419,873
	Air Freight & Logistics – 0.9%
13,294	Royal Mail PLC	82,669
	Airlines – 4.0%
4,016	easyJet PLC	68,781
20,238	International Consolidated Airlines Group S.A.	174,149
3,733	Wizz Air Holdings PLC (a) (b)	139,983
		382,913
	Banks – 0.4%
53,283	Lloyds Banking Group PLC	41,162
	Capital Markets – 4.2%
18,652	3i Group PLC	228,815
3,048	Intermediate Capital Group PLC	43,303
752	London Stock Exchange Group PLC	44,950
38,047	Man Group PLC	87,478
		404,546
	Chemicals – 2.3%
4,642	Johnson Matthey PLC	215,515
	Commercial Services & Supplies – 4.5%
12,324	Babcock International Group PLC	116,136
7,474	HomeServe PLC	99,852
31,535	IWG PLC	99,839
28,730	Rentokil Initial PLC	119,230
		435,057
	Containers & Packaging – 1.9%
6,446	DS Smith PLC	40,185
13,471	RPC Group PLC	139,587
		179,772
	Distributors – 1.2%
12,913	Inchcape PLC	112,598
	Diversified Telecommunication Services – 1.4%
30,850	BT Group PLC	90,593
6,108	Inmarsat PLC	39,806
		130,399
	Electronic Equipment, Instruments & Components – 3.0%
17,728	Electrocomponents PLC	165,952
2,453	Halma PLC	46,200
Shares	Description	Value

	Electronic Equipment, Instruments & Components (Continued)
2,574	Spectris PLC	$79,613
		291,765
	Food & Staples Retailing – 6.3%
52,297	J Sainsbury PLC	219,352
65,437	Tesco PLC	204,527
53,326	Wm Morrison Supermarkets PLC	180,296
		604,175
	Food Products – 1.9%
20,777	Tate & Lyle PLC	184,907
	Health Care Providers & Services – 0.9%
1,876	NMC Health PLC	82,989
	Hotels, Restaurants & Leisure – 1.0%
1,546	Carnival PLC	95,997
	Household Durables – 9.6%
26,073	Barratt Developments PLC	192,687
5,592	Bellway PLC	219,679
4,438	Berkeley Group Holdings PLC	212,811
5,305	Persimmon PLC	163,529
56,337	Taylor Wimpey PLC	126,152
		914,858
	Insurance – 0.4%
9,798	Direct Line Insurance Group PLC	41,364
	Interactive Media & Services – 1.3%
7,888	Auto Trader Group PLC (b)	45,916
12,653	Rightmove PLC	77,677
		123,593
	Internet & Direct Marketing Retail – 1.6%
13,078	Ocado Group PLC (a)	153,276
	Machinery – 2.4%
30,113	Rotork PLC	129,719
1,031	Spirax-Sarco Engineering PLC	98,098
		227,817
	Media – 3.5%
8,047	Informa PLC	79,943
11,388	Pearson PLC	132,104
8,448	WPP PLC	123,820
		335,867
	Metals & Mining – 9.9%
9,912	Anglo American PLC	222,599

See Notes to Portfolio of Investments

First Trust United Kingdom AlphaDEX® Fund (FKU)
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Metals & Mining (Continued)
3,393	Antofagasta PLC	$37,812
1,969	BHP Billiton PLC	42,890
33,040	Evraz PLC	244,002
27,842	Glencore PLC	120,371
15,043	Polymetal International PLC	120,466
3,199	Rio Tinto PLC	161,780
		949,920
	Multiline Retail – 1.7%
2,221	Next PLC	159,043
	Multi-Utilities – 1.7%
16,028	National Grid PLC	165,331
	Oil, Gas & Consumable Fuels – 6.6%
29,047	BP PLC	223,108
6,191	Royal Dutch Shell PLC, Class B	216,985
54,850	Tullow Oil PLC (a)	188,237
		628,330
	Professional Services – 1.3%
1,793	Experian PLC	46,051
1,176	Intertek Group PLC	76,517
		122,568
	Software – 1.9%
1,251	AVEVA Group PLC	47,188
21,030	Sophos Group PLC (b)	133,763
		180,951
	Specialty Retail – 3.6%
38,124	JD Sports Fashion PLC	228,130
33,935	Kingfisher PLC	114,116
		342,246
	Textiles, Apparel & Luxury Goods – 1.3%
4,666	Burberry Group PLC	122,546
	Tobacco – 2.1%
4,386	British American Tobacco PLC	204,916
	Trading Companies & Distributors – 5.3%
5,912	Ashtead Group PLC	187,788
2,928	Bunzl PLC	92,089
547	Ferguson PLC	46,449
18,797	Howden Joinery Group PLC	114,880
4,723	Travis Perkins PLC	65,592
		506,798
	Water Utilities – 0.4%
4,402	United Utilities Group PLC	40,393
Shares	Description	Value

	Wireless Telecommunication Services – 1.2%
54,828	Vodafone Group PLC	$117,556
	Total Common Stocks	9,001,710
	(Cost $8,995,220)
REAL ESTATE INVESTMENT TRUSTS – 5.6%
	Equity Real Estate Investment Trusts – 5.6%
2,163	Derwent London PLC	80,546
6,428	Hammerson PLC	38,264
25,093	Segro PLC	208,600
17,956	Shaftesbury PLC	211,922
	Total Real Estate Investment Trusts	539,332
	(Cost $548,749)
	Total Investments – 99.7%	9,541,042
	(Cost $9,543,969) (c)
	Net Other Assets and Liabilities – 0.3%	29,969
	Net Assets – 100.0%	$9,571,011

(a)	Non-income producing security.
(b)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $641,651 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $644,578. The net unrealized depreciation was $2,927.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 9/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 9,001,710	$ 9,001,710	$ —	$ —
Real Estate Investment Trusts*	539,332	539,332	—	—
Total Investments	$ 9,541,042	$ 9,541,042	$—	$—

*	See Portfolio of Investments for industry breakout.

See Notes to Portfolio of Investments

First Trust United Kingdom AlphaDEX® Fund (FKU)
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
Country Allocation†	% of Net Assets
United Kingdom	90.6%
Jersey	7.3
Spain	1.8
Total Investments	99.7
Net Other Assets and Liabilities	0.3
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
See Notes to Portfolio of Investments

First Trust India NIFTY 50 Equal Weight ETF (NFTY)
Portfolio of Investments
September 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.2%
	Automobiles – 11.2%
1,841	Bajaj Auto Ltd.	$68,317
184	Eicher Motors Ltd.	61,551
1,623	Hero MotoCorp Ltd.	65,226
5,369	Mahindra & Mahindra Ltd.	64,029
641	Maruti Suzuki India Ltd.	64,732
20,586	Tata Motors Ltd. (a)	63,612
		387,467
	Banks – 13.9%
8,601	Axis Bank Ltd. (a)	73,136
2,616	HDFC Bank Ltd.	72,482
16,252	ICICI Bank Ltd.	68,604
2,924	IndusInd Bank Ltd.	68,171
4,367	Kotak Mahindra Bank Ltd.	68,433
19,045	State Bank of India (a)	69,754
22,753	Yes Bank Ltd.	57,785
		478,365
	Chemicals – 4.1%
3,950	Asian Paints Ltd.	70,183
7,740	UPL Ltd.	70,967
		141,150
	Construction & Engineering – 2.0%
3,876	Larsen & Toubro Ltd.	68,190
	Construction Materials – 4.1%
4,903	Grasim Industries Ltd.	68,655
1,266	UltraTech Cement Ltd.	71,063
		139,718
	Consumer Finance – 1.9%
2,166	Bajaj Finance Ltd.	65,095
	Diversified Telecommunication Services – 1.9%
18,327	Bharti Infratel Ltd.	66,290
	Electric Utilities – 1.9%
25,717	Power Grid Corp. of India Ltd.	66,803
	Gas Utilities – 2.0%
13,209	GAIL India Ltd.	69,243
	Household Products – 2.0%
3,179	Hindustan Unilever Ltd.	70,417
	Independent Power and Renewable Electricity Producers – 2.1%
30,631	NTPC Ltd.	70,968
	Insurance – 2.0%
823	Bajaj Finserv Ltd.	68,438
	IT Services – 10.4%
4,750	HCL Technologies Ltd.	71,158
7,307	Infosys Ltd.	73,755
Shares	Description	Value

	IT Services (Continued)
2,450	Tata Consultancy Services Ltd.	$73,882
6,983	Tech Mahindra Ltd.	71,959
15,375	Wipro Ltd.	68,487
		359,241
	Media – 2.0%
11,431	Zee Entertainment Enterprises Ltd.	69,400
	Metals & Mining – 7.9%
21,438	Hindalco Industries Ltd.	67,546
12,631	JSW Steel Ltd	66,213
8,244	Tata Steel Ltd.	65,938
22,363	Vedanta Ltd.	71,680
		271,377
	Oil, Gas & Consumable Fuels – 12.2%
13,688	Bharat Petroleum Corp., Ltd.	70,800
18,723	Coal India Ltd.	68,988
19,975	Hindustan Petroleum Corp., Ltd.	69,274
32,587	Indian Oil Corp., Ltd.	69,229
28,568	Oil & Natural Gas Corp., Ltd.	70,405
4,233	Reliance Industries Ltd.	73,247
		421,943
	Pharmaceuticals – 6.1%
7,890	Cipla Ltd.	70,748
2,016	Dr Reddy’s Laboratories Ltd.	70,361
8,117	Sun Pharmaceutical Industries Ltd.	69,788
		210,897
	Textiles, Apparel & Luxury Goods – 2.1%
6,437	Titan Co., Ltd.	71,403
	Thrifts & Mortgage Finance – 3.6%
2,802	Housing Development Finance Corp., Ltd.	67,644
4,852	Indiabulls Housing Finance Ltd.	57,228
		124,872
	Tobacco – 2.0%
16,955	ITC Ltd.	69,899
	Transportation Infrastructure – 1.9%
14,246	Adani Ports & Special Economic Zone Ltd.	64,646

See Notes to Portfolio of Investments

First Trust India NIFTY 50 Equal Weight ETF (NFTY)
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Wireless Telecommunication Services – 1.9%
13,910	Bharti Airtel Ltd.	$65,242
	Total Investments – 99.2%	3,421,064
	(Cost $3,789,699) (b)
	Net Other Assets and Liabilities – 0.8%	27,040
	Net Assets – 100.0%	$3,448,104

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $84,161 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $452,796. The net unrealized depreciation was $368,635.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 9/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 3,421,064	$ 3,421,064	$ —	$ —

*	See Portfolio of Investments for industry breakout.

Country Allocation†	% of Net Assets
India	99.2%
Total Investments	99.2
Net Other Assets and Liabilities	0.8
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
See Notes to Portfolio of Investments

First Trust Hong Kong AlphaDEX® Fund (FHK)
Portfolio of Investments
September 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 89.8%
	Auto Components – 1.8%
52,201	Xinyi Glass Holdings Ltd.	$65,948
	Banks – 1.0%
1,300	Hang Seng Bank Ltd.	35,305
	Electric Utilities – 2.0%
6,000	CLP Holdings Ltd.	70,245
	Electrical Equipment – 2.6%
195,000	Fullshare Holdings Ltd. (a)	93,660
	Electronic Equipment, Instruments & Components – 5.2%
35,367	Kingboard Holdings Ltd.	115,430
78,500	Kingboard Laminates Holdings Ltd.	69,592
		185,022
	Food & Staples Retailing – 3.6%
99,000	Sun Art Retail Group Ltd.	128,740
	Food Products – 4.4%
30,000	Vitasoy International Holdings Ltd.	102,320
79,228	WH Group Ltd. (b)	55,765
		158,085
	Gas Utilities – 5.1%
40,267	China Gas Holdings Ltd.	113,934
34,000	Hong Kong & China Gas Co., Ltd.	67,493
		181,427
	Hotels, Restaurants & Leisure – 7.5%
42,500	Melco International Development Ltd.	84,909
36,000	NagaCorp Ltd.	37,709
6,000	Sands China Ltd.	27,171
78,000	SJM Holdings Ltd.	72,138
20,134	Wynn Macau Ltd.	46,295
		268,222
	Household Durables – 1.0%
5,667	Techtronic Industries Co., Ltd.	36,195
	Industrial Conglomerates – 2.0%
3,005	CK Hutchison Holdings Ltd.	34,624
18,381	NWS Holdings Ltd.	36,347
		70,971
	Insurance – 2.7%
11,000	AIA Group Ltd.	98,220
Shares	Description	Value

	Paper & Forest Products – 5.5%
95,301	Lee & Man Paper Manufacturing Ltd.	$88,382
101,501	Nine Dragons Paper Holdings Ltd.	109,691
		198,073
	Pharmaceuticals – 5.6%
63,351	Sino Biopharmaceutical Ltd.	59,076
146,000	SSY Group Ltd.	140,995
		200,071
	Real Estate Management & Development – 38.1%
8,383	CK Asset Holdings Ltd.	62,912
23,500	Hang Lung Group Ltd.	62,440
15,300	Hang Lung Properties Ltd.	29,903
24,131	Henderson Land Development Co., Ltd.	121,297
94,000	Jiayuan International Group Ltd.	160,902
33,942	Kerry Properties Ltd.	115,115
23,000	New World Development Co., Ltd.	31,378
49,434	Shimao Property Holdings Ltd.	123,264
98,478	Sino Land Co., Ltd.	168,819
8,601	Sun Hung Kai Properties Ltd.	125,252
15,317	Swire Pacific Ltd., Class A	167,779
39,899	Wharf Holdings (The) Ltd.	108,560
14,027	Wheelock & Co., Ltd.	84,126
		1,361,747
	Textiles, Apparel & Luxury Goods – 1.7%
22,635	Yue Yuen Industrial Holdings Ltd.	62,888
	Total Common Stocks	3,214,819
	(Cost $3,323,548)
REAL ESTATE INVESTMENT TRUSTS – 9.7%
	Equity Real Estate Investment Trusts – 9.7%
243,040	Champion REIT	170,133
17,894	Link REIT	176,120
	Total Real Estate Investment Trusts	346,253
	(Cost $268,385)
MONEY MARKET FUNDS – 0.3%
10,192	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.08% (c) (d)	10,192
	(Cost $10,192)

See Notes to Portfolio of Investments

First Trust Hong Kong AlphaDEX® Fund (FHK)
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 1.8%
$11,195	BNP Paribas S.A., 2.24% (c), dated 9/28/18, due 10/1/18, with a maturity value of $11,197. Collateralized by U.S. Treasury Notes, interest rates of 2.625% to 3.500%, due 2/15/19 to 11/15/20. The value of the collateral including accrued interest is $11,423. (d)	$11,195
52,308	JPMorgan Chase & Co., 2.15% (c), dated 9/28/18, due 10/1/18, with a maturity value of $52,317. Collateralized by U.S. Treasury Note, interest rate of 1.375%, due 8/31/23. The value of the collateral including accrued interest is $53,419. (d)	52,308
	Total Repurchase Agreements	63,503
	(Cost $63,503)
	Total Investments – 101.6%	3,634,767
	(Cost $3,665,628) (e)
	Net Other Assets and Liabilities – (1.6)%	(57,651)
	Net Assets – 100.0%	$3,577,116

(a)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $69,404 and the total value of the collateral held by the Fund is $73,695.
(b)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(c)	Rate shown reflects yield as of September 30, 2018.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $303,447 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $334,308. The net unrealized depreciation was $30,861.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 9/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 3,214,819	$ 3,214,819	$ —	$ —
Real Estate Investment Trusts*	346,253	346,253	—	—
Money Market Funds	10,192	10,192	—	—
Repurchase Agreements	63,503	—	63,503	—
Total Investments	$ 3,634,767	$ 3,571,264	$ 63,503	$—

*	See Portfolio of Investments for industry breakout.

Country Allocation†	% of Net Assets
Hong Kong	54.3%
Cayman Islands	33.0
Bermuda	12.2
United States	2.1
Total Investments	101.6
Net Other Assets and Liabilities	(1.6)
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

See Notes to Portfolio of Investments

First Trust Switzerland AlphaDEX® Fund (FSZ)
Portfolio of Investments
September 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.0%
	Air Freight & Logistics – 1.8%
26,900	Panalpina Welttransport Holding AG	$3,919,605
	Banks – 0.8%
2,383	Banque Cantonale Vaudoise	1,767,703
	Capital Markets – 5.6%
62,311	Julius Baer Group Ltd.	3,118,090
7,488	Partners Group Holding AG	5,939,890
50,472	Vontobel Holding AG	3,564,000
		12,621,980
	Chemicals – 7.0%
152,455	Clariant AG	3,967,496
1,613	Givaudan S.A.	3,965,935
52,860	Sika AG	7,696,856
		15,630,287
	Construction Materials – 2.5%
112,592	LafargeHolcim Ltd.	5,558,470
	Diversified Financial Services – 3.9%
107,951	Pargesa Holding S.A.	8,673,259
	Diversified Telecommunication Services – 8.7%
112,360	Sunrise Communications Group AG (a)	10,172,393
20,484	Swisscom AG	9,296,488
		19,468,881
	Electric Utilities – 3.2%
113,484	BKW AG	7,192,485
	Food Products – 3.8%
24	Chocoladefabriken Lindt & Spruengli AG	1,968,616
8,595	Emmi AG	6,415,160
		8,383,776
	Health Care Equipment & Supplies – 7.7%
40,838	Sonova Holding AG	8,126,820
12,025	Straumann Holding AG	9,042,643
		17,169,463
	Insurance – 10.5%
37,749	Baloise Holding AG	5,758,126
9,616	Helvetia Holding AG	5,859,352
21,052	Swiss Life Holding AG	7,979,768
12,348	Zurich Insurance Group AG	3,902,944
		23,500,190
	Life Sciences Tools & Services – 1.1%
6,891	Lonza Group AG	2,352,237
Shares	Description	Value

	Machinery – 10.9%
21,850	Bucher Industries AG	$7,017,648
28,550	Daetwyler Holding AG	5,440,035
5,714	Georg Fischer AG	6,462,747
119,535	OC Oerlikon Corp. AG	1,639,435
17,326	SFS Group AG	2,009,067
15,056	Sulzer AG	1,808,745
		24,377,677
	Pharmaceuticals – 5.5%
72,359	Novartis AG	6,222,844
16,466	Roche Holding AG	3,988,987
11,445	Vifor Pharma AG	1,984,274
		12,196,105
	Professional Services – 6.1%
154,505	Adecco Group AG	8,114,110
2,062	SGS S.A.	5,429,191
		13,543,301
	Real Estate Management & Development – 3.3%
59,209	PSP Swiss Property AG	5,734,476
19,920	Swiss Prime Site AG	1,697,889
		7,432,365
	Software – 4.4%
60,525	Temenos Group AG	9,818,199
	Specialty Retail – 1.4%
28,730	Dufry AG	3,239,224
	Technology Hardware, Storage & Peripherals – 4.2%
207,894	Logitech International S.A.	9,291,044
	Textiles, Apparel & Luxury Goods – 3.4%
19,271	Swatch Group (The) AG	7,664,022
	Transportation Infrastructure – 3.2%
35,884	Flughafen Zurich AG	7,254,316
	Total Investments – 99.0%	221,054,589
	(Cost $202,839,101) (b)
	Net Other Assets and Liabilities – 1.0%	2,315,880
	Net Assets – 100.0%	$223,370,469

(a)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

See Notes to Portfolio of Investments

First Trust Switzerland AlphaDEX® Fund (FSZ)
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $25,232,733 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $7,017,245. The net unrealized appreciation was $18,215,488.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 9/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 221,054,589	$ 221,054,589	$ —	$ —

*	See Portfolio of Investments for industry breakout.

Country Allocation†	% of Net Assets
Switzerland	99.0%
Total Investments	99.0
Net Other Assets and Liabilities	1.0
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
See Notes to Portfolio of Investments

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments
September 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 93.9%
	Australia – 4.3%
3,314	Altium Ltd.	$65,494
2,853	Atlas Arteria Ltd.	14,395
24,981	Aveo Group	36,476
54,280	Beach Energy Ltd.	83,966
2,414	Costa Group Holdings Ltd.	12,442
14,275	Genworth Mortgage Insurance Australia Ltd.	25,384
2,555	JB Hi-Fi Ltd.	46,523
21,070	Metcash Ltd.	45,691
7,563	NEXTDC Ltd. (b)	35,535
21,790	Nine Entertainment Co. Holdings Ltd.	35,597
5,251	Northern Star Resources Ltd.	31,504
9,170	OZ Minerals Ltd.	61,844
3,640	Regis Resources Ltd.	9,788
39,729	Resolute Mining Ltd.	31,159
2,252	Sandfire Resources NL	12,095
37,155	Saracen Mineral Holdings Ltd. (b)	50,089
1,508	SmartGroup Corp., Ltd.	12,983
15,930	Southern Cross Media Group Ltd.	14,854
		625,819
	Austria – 0.4%
1,277	S IMMO AG	25,502
345	Schoeller-Bleckmann Oilfield Equipment AG	37,833
		63,335
	Bermuda – 2.2%
24,000	China Water Affairs Group Ltd.	26,887
42,000	Chinese Estates Holdings Ltd.	48,501
675,997	Global Brands Group Holding Ltd. (b)	35,405
56,000	Hopson Development Holdings Ltd.	47,642
95,625	K Wah International Holdings Ltd.	45,318
17,061	Kerry Logistics Network Ltd.	28,463
236,000	Pacific Basin Shipping Ltd.	56,073
56,125	PAX Global Technology Ltd.	28,534
6,750	Road King Infrastructure Ltd.	11,589
		328,412
	Canada – 7.9%
21,397	Advantage Oil & Gas Ltd. (b)	59,636
1,843	ATS Automation Tooling Systems, Inc. (b)	34,273
13,857	Baytex Energy Corp. (b)	40,230
13,841	Calfrac Well Services Ltd. (b)	46,399
11,947	Canaccord Genuity Group, Inc.	63,821
2,778	Canfor Corp. (b)	51,790
6,116	Cascades, Inc.	59,709
11,032	Centerra Gold, Inc. (b)	43,986
911	Colliers International Group, Inc.	70,565
Shares	Description	Value

	Canada (Continued)
10,780	Corus Entertainment, Inc., Class B	$34,969
3,929	Element Fleet Management Corp.	20,228
3,376	Enerplus Corp.	41,689
173	FirstService Corp.	14,617
1,591	Genworth MI Canada, Inc.	52,461
3,576	Hudbay Minerals, Inc.	18,106
12,204	IAMGOLD Corp. (b)	44,880
2,776	Interfor Corp. (b)	41,092
2,141	Martinrea International, Inc.	21,863
10,750	MEG Energy Corp. (b)	66,831
6,928	NuVista Energy Ltd. (b)	40,228
23,494	OceanGold Corp.	70,938
5,497	Paramount Resources Ltd., Class A (b)	64,390
1,125	Parkland Fuel Corp.	37,809
4,529	Peyto Exploration & Development Corp.	39,026
413	Premium Brands Holdings Corp.	30,130
2,695	Tahoe Resources, Inc. (b)	7,449
1,922	Transcontinental, Inc., Class A	34,076
		1,151,191
	Cayman Islands – 1.2%
204,750	GCL-Poly Energy Holdings Ltd. (b)	14,385
10,000	Lee’s Pharmaceutical Holdings Ltd.	8,546
72,000	SSY Group Ltd.	69,532
15,000	Towngas China Co., Ltd.	13,125
50,000	United Laboratories International Holdings (The) Ltd.	44,326
48,000	VSTECS Holdings Ltd.	24,772
		174,686
	Denmark – 0.4%
502	Bang & Olufsen A/S (b)	11,598
1,949	NKT A/S (b)	50,615
		62,213
	Faeroe Islands – 0.3%
694	Bakkafrost P/F	42,329
	Finland – 0.7%
1,820	Cramo OYJ	41,058
9,277	Outokumpu OYJ	54,544
		95,602
	France – 0.6%
118	Fnac Darty S.A. (b)	9,310
278	Mersen S.A.	9,764
2,403	Neopost S.A.	73,042
		92,116
	Germany – 1.3%
2,624	AIXTRON SE (b)	26,566

See Notes to Portfolio of Investments

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Germany (Continued)
1,045	Deutsche Beteiligungs AG	$42,951
5,521	Deutz AG	49,166
1,008	Kloeckner & Co., SE	11,662
124	MorphoSys AG (b)	13,260
169	Norma Group SE	10,802
610	TAG Immobilien AG	14,519
922	TLG Immobilien AG	24,064
		192,990
	Greece – 0.3%
3,231	FF Group (b) (c) (d)	9,003
1,125	Motor Oil Hellas Corinth Refineries S.A.	29,389
3,976	Public Power Corp., S.A. (b)	6,500
		44,892
	Guernsey – 0.2%
8,159	Stobart Group Ltd.	26,427
	Hong Kong – 0.2%
4,000	Dah Sing Financial Holdings Ltd.	25,625
30,000	Shun Tak Holdings Ltd.	10,462
		36,087
	Ireland – 0.1%
4,285	Total Produce PLC	10,751
	Israel – 2.3%
8,006	Harel Insurance Investments & Financial Services Ltd.	61,541
337	Israel (The) Corp., Ltd.	108,306
1,293	Mazor Robotics Ltd. (b)	37,147
109,496	Oil Refineries Ltd.	54,546
11,527	Phoenix Holdings (The) Ltd.	69,655
470	Tower Semiconductor Ltd. (b)	10,234
		341,429
	Italy – 0.7%
1,067	Biesse S.p.A	37,958
952	El.En. SpA	23,411
17,302	Saras S.p.A.	37,023
		98,392
	Japan – 40.2%
700	ADEKA Corp.	12,014
800	Aeon Fantasy Co., Ltd.	29,819
1,900	Aichi Corp.	10,351
1,200	Aichi Steel Corp.	45,784
1,200	Aisan Industry Co., Ltd.	10,435
200	Arata Corp.	10,033
800	BayCurrent Consulting, Inc.	22,285
500	Benefit One, Inc.	16,326
3,200	Bic Camera, Inc.	44,499
1,300	Bunka Shutter Co., Ltd.	9,783
1,800	Capcom Co., Ltd.	45,673
2,700	Chiyoda Corp.	21,981
Shares	Description	Value

	Japan (Continued)
3,900	CI Takiron Corp.	$21,316
3,500	Citizen Watch Co., Ltd.	23,073
2,500	CMIC Holdings Co., Ltd.	50,409
600	cocokara fine, Inc.	38,497
1,600	Colowide Co., Ltd.	40,936
1,200	Cosmo Energy Holdings Co., Ltd.	49,322
5,500	Daido Metal Co., Ltd.	45,357
700	Daido Steel Co., Ltd.	34,008
1,800	Daiho Corp.	51,012
900	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	29,308
900	Daio Paper Corp.	12,864
600	Daiwabo Holdings Co., Ltd.	38,761
1,400	DeNA Co., Ltd.	24,730
800	Dip Corp.	19,363
1,400	Dowa Holdings Co., Ltd.	44,482
400	DyDo Group Holdings, Inc.	20,032
2,200	Eagle Industry Co., Ltd.	28,657
1,600	Exedy Corp.	53,019
1,400	Fancl Corp.	68,755
900	FCC Co., Ltd	27,051
2,100	Foster Electric Co., Ltd.	26,486
600	Fuji Pharma Co., Ltd.	9,463
600	Fuji Seal International, Inc.	21,255
1,600	Fuji Soft, Inc.	80,972
3,700	Fujikura Ltd.	17,487
300	Fukuyama Transporting Co., Ltd.	12,977
2,000	Future Corp.	32,494
200	Fuyo General Lease Co., Ltd.	12,163
600	Gakken Holdings Co., Ltd.	29,942
3,200	Geo Holdings Corp.	48,414
3,200	GMO Internet, Inc.	55,821
1,100	Goldwin, Inc.	75,999
1,100	Hamakyorex Co., Ltd.	39,984
5,000	Hazama Ando Corp.	38,153
700	Heiwa Real Estate Co., Ltd.	12,383
1,400	HIS Co., Ltd.	46,823
900	Hitachi Transport System Ltd.	25,268
2,000	Hokuetsu Corp.	10,896
3,000	Hosiden Corp.	29,414
900	IBJ Leasing Co., Ltd.	24,080
5,900	Ichikoh Industries Ltd.	51,824
1,000	Idec Corp.	21,915
4,200	Ishihara Sangyo Kaisha Ltd. (b)	64,468
1,700	Iwatani Corp.	60,522
1,300	Jafco Co., Ltd.	50,572
4,000	Japan Aviation Electronics Industry Ltd.	67,382
700	JCR Pharmaceuticals Co., Ltd.	39,738
2,000	Jeol Ltd.	43,408
700	Joshin Denki Co., Ltd.	20,639
1,000	Justsystems Corp.	23,165
3,800	JVC Kenwood Corp.	10,669
1,100	Kandenko Co., Ltd.	11,356

See Notes to Portfolio of Investments

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Japan (Continued)
3,800	Kanto Denka Kogyo Co., Ltd.	$40,936
4,900	Kasai Kogyo Co., Ltd.	51,234
3,100	Keihin Corp.	64,117
1,500	Kitz Corp.	12,964
1,600	Kohnan Shoji Co., Ltd.	40,444
2,100	Kumiai Chemical Industry Co., Ltd.	15,858
700	Kura Corp.	45,467
1,100	KYB Corp.	49,278
3,400	Kyokuto Kaihatsu Kogyo Co., Ltd.	53,864
500	Kyoritsu Maintenance Co., Ltd.	21,145
1,700	Lasertec Corp.	56,632
4,500	Leopalace21 Corp.	25,070
300	Mani, Inc.	14,628
600	Maruwa Co., Ltd.	40,081
700	Maxell Holdings Ltd.	10,966
700	Megachips Corp.	14,725
900	Milbon Co., Ltd.	41,269
4,000	Mirait Holdings Corp.	68,932
4,500	Mitsubishi Logisnext Co., Ltd.	58,696
800	Mitsui E&S Holdings Co., Ltd. (b)	14,364
300	Mixi, Inc.	7,198
1,000	Modec, Inc.	32,697
2,200	Musashi Seimitsu Industry Co., Ltd.	35,879
800	NET One Systems Co., Ltd.	19,208
2,400	NHK Spring Co., Ltd.	24,946
1,800	Nihon Unisys Ltd.	46,450
1,100	Nippo Corp.	20,186
500	Nippon Carbon Co., Ltd.	34,633
20,000	Nippon Denko Co., Ltd.	52,103
1,300	Nippon Electric Glass Co., Ltd.	40,904
9,400	Nippon Light Metal Holdings Co., Ltd.	21,014
1,400	Nippon Paper Industries Co., Ltd.	25,765
500	Nippon Road (The) Co., Ltd.	28,956
200	Nippon Shokubai Co., Ltd.	15,543
3,200	Nippon Thompson Co., Ltd.	21,264
800	Nishio Rent All Co., Ltd.	26,721
700	Nissei ASB Machine Co., Ltd.	29,326
1,100	Nisshin Steel Co., Ltd.	16,497
5,500	Nissin Electric Co., Ltd.	50,053
1,100	Nittetsu Mining Co., Ltd.	52,764
2,400	Nitto Boseki Co., Ltd.	56,124
2,400	Nohmi Bosai Ltd.	53,547
900	Noritake Co., Ltd.	56,795
1,600	Noritsu Koki Co., Ltd.	44,499
1,900	NS United Kaiun Kaisha Ltd.	43,779
1,687	Okinawa Electric Power (The) Co., Inc.	35,560
2,800	Pacific Industrial Co., Ltd.	46,404
2,900	Pasona Group, Inc.	43,007
Shares	Description	Value

	Japan (Continued)
200	Pilot Corp.	$12,023
6,400	Press Kogyo Co., Ltd.	33,797
2,500	Pressance Corp.	31,971
1,200	Raito Kogyo Co., Ltd.	17,162
7,400	Rengo Co., Ltd.	63,110
500	Riken Corp.	27,856
1,000	Ryobi Ltd.	39,386
3,500	San-Ai Oil Co., Ltd.	42,911
1,800	Sangetsu Corp.	35,328
1,400	Sanken Electric Co., Ltd.	36,670
1,900	Sanshin Electronics Co., Ltd.	34,197
500	Sanyo Chemical Industries Ltd.	25,480
700	Sanyo Denki Co., Ltd.	33,515
1,500	Sanyo Special Steel Co., Ltd.	36,609
400	Sato Holdings Corp.	13,255
1,100	Shikoku Electric Power Co., Inc.	14,357
400	Shima Seiki Manufacturing Ltd.	17,673
4,600	Shinmaywa Industries Ltd.	62,348
1,100	Ship Healthcare Holdings, Inc.	42,550
2,800	Shizuoka Gas Co., Ltd.	24,816
200	SHO-BOND Holdings Co., Ltd.	16,142
3,800	Showa Corp.	58,361
11,300	SKY Perfect JSAT Holdings, Inc.	54,501
600	SMS Co., Ltd.	11,940
800	Strike Co., Ltd.	27,073
4,300	Sumitomo Mitsui Construction Co., Ltd.	28,914
500	Sumitomo Seika Chemicals Co., Ltd.	28,076
3,500	Sun Frontier Fudousan Co., Ltd.	40,046
4,900	Systena Corp.	66,975
2,100	Tachi-S Co., Ltd.	31,421
400	Taikisha Ltd.	13,061
400	Takasago International Corp.	14,645
200	TechnoPro Holdings, Inc.	12,410
1,400	T-Gaia Corp.	36,522
1,100	Toagosei Co., Ltd.	12,692
2,100	Tocalo Co., Ltd.	21,625
7,000	Toda Corp.	50,519
1,300	Toho Zinc Co., Ltd.	51,602
3,200	Tokyo Steel Manufacturing Co., Ltd.	23,432
5,900	Tokyu Construction Co., Ltd.	56,964
1,300	Topre Corp.	32,883
1,700	Topy Industries Ltd.	50,048
5,300	Tosei Corp.	54,810
400	Toshiba Machine Co., Ltd.	8,946
1,800	Toshiba Plant Systems & Services Corp.	38,465
700	Tosho Co., Ltd.	28,402
200	Towa Pharmaceutical Co., Ltd.	14,821
600	Toyobo Co., Ltd.	10,181
1,800	TPR Co., Ltd.	47,606
300	TS Tech Co., Ltd.	10,350
1,000	Tsubakimoto Chain Co.	46,295
3,000	Tsugami Corp.	29,704

See Notes to Portfolio of Investments

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Japan (Continued)
1,000	UACJ Corp.	$23,948
1,300	Ube Industries Ltd.	35,355
2,800	Unipres Corp.	54,438
2,500	Uzabase, Inc. (b)	71,840
900	Valor Holdings Co., Ltd.	20,817
900	Yaoko Co., Ltd.	55,052
400	Yellow Hat Ltd.	10,702
1,300	Yoshinoya Holdings Co., Ltd.	20,618
8,000	Yurtec Corp.	67,030
		5,872,805
	Luxembourg – 0.5%
1,125	ADO Properties S.A. (e)	67,399
	Netherlands – 0.0%
1,590	SRH N.V. (b) (c) (d)	0
	Norway – 1.7%
2,342	Atea ASA	37,984
32,145	DNO ASA	66,453
4,648	Entra ASA (e)	66,818
2,128	Nordic Semiconductor ASA (b)	12,289
66,369	REC Silicon ASA (b)	5,150
1,816	Tomra Systems ASA	45,295
3,604	Wallenius Wilhelmsen ASA (b)	15,454
		249,443
	Singapore – 1.0%
18,000	Best World International Ltd.	19,356
67,300	Chip Eng Seng Corp., Ltd.	41,107
36,100	Hi-P International Ltd.	26,671
57,200	UMS Holdings Ltd.	31,382
19,600	Yanlord Land Group Ltd.	21,219
		139,735
	South Korea – 19.4%
925	AK Holdings, Inc.	51,035
8,487	Asiana Airlines, Inc. (b)	33,397
1,029	BGF Co., Ltd.	8,720
160	BGF retail Co., Ltd.	29,642
1,607	CJ Hello Co., Ltd.	14,777
725	Daelim Industrial Co., Ltd.	53,987
270	Daewoong Pharmaceutical Co., Ltd.	47,221
2,457	Daou Technology, Inc.	49,616
4,570	DB HiTek Co., Ltd.	65,094
176	Dongwon Industries Co., Ltd.	47,441
5,576	Doosan Infracore Co., Ltd. (b)	49,263
931	Douzone Bizon Co., Ltd.	51,282
3,106	Fila Korea Ltd.	125,724
508	Genexine Co., Ltd. (b)	47,629
214	Green Cross LabCell Corp.	11,768
449	Hana Tour Service, Inc.	29,913
3,225	Hanjin Kal Corp.	65,416
1,446	Hankook Tire Worldwide Co., Ltd.	23,465
Shares	Description	Value

	South Korea (Continued)
13,216	Hanwha Investment & Securities Co., Ltd. (b)	$30,918
1,027	HDC Holdings Co., Ltd.	21,202
548	Huchems Fine Chemical Corp.	12,326
957	Huons Global Co., Ltd.	47,537
437	Hyundai Department Store Co., Ltd.	39,160
846	Hyundai Elevator Co., Ltd.	85,039
253	Hyundai Home Shopping Network Corp.	25,317
2,685	Il Dong Pharmaceutical Co., Ltd.	64,992
1,070	InBody Co., Ltd.	27,443
2,174	IS Dongseo Co., Ltd.	75,554
2,178	JB Financial Group Co., Ltd.	11,840
9,031	Jcontentree Corp. (b)	53,001
3,210	Kginicis Co., Ltd.	53,102
497	KIWOOM Securities Co., Ltd.	43,685
540	Koh Young Technology, Inc.	53,063
1,006	Korea Electric Terminal Co., Ltd.	38,816
1,391	Korea Kolmar Holdings Co., Ltd.	49,345
1,495	Korea Line Corp. (b)	32,548
181	Korea Petro Chemical Ind. Co., Ltd.	30,105
22,656	Korea Real Estate Investment & Trust Co., Ltd.	56,985
1,196	Korean Air Lines Co., Ltd.	30,298
5,525	KT Skylife Co., Ltd.	69,732
559	Kumho Petrochemical Co., Ltd.	49,639
230	LEENO Industrial, Inc.	13,664
1,452	LF Corp.	34,099
344	LG Hausys Ltd.	21,801
381	LOTTE Fine Chemical Co., Ltd.	17,826
81	Lotte Food Co., Ltd.	60,609
562	LOTTE Himart Co., Ltd.	33,793
181	LS Corp.	11,177
379	Medipost Co., Ltd. (b)	35,534
2,680	Mirae Asset Life Insurance Co., Ltd.	12,418
1,370	Modetour Network, Inc.	31,062
3,797	Namhae Chemical Corp.	47,067
3,222	Nexen Tire Corp.	27,798
1,717	Poongsan Corp.	49,146
852	POSCO Chemtech Co., Ltd.	56,070
2,943	Posco Daewoo Corp.	55,583
1,037	S&T Motiv Co., Ltd.	28,186
2,090	Seah Besteel Corp.	36,741
1,169	SFA Engineering Corp.	38,571
140	SK Gas Ltd.	10,627
3,248	SL Corp.	61,637
589	SM Entertainment Co., Ltd. (b)	26,815
1,780	Songwon Industrial Co., Ltd.	39,796
43	Taekwang Industrial Co., Ltd.	64,621
6,241	Taeyoung Engineering & Construction Co., Ltd.	71,454
2,221	Toptec Co., Ltd. (f)	26,930

See Notes to Portfolio of Investments

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	South Korea (Continued)
9,170	Wonik Holdings Co., Ltd. (b)	$41,086
3,064	Y G-1 Co., Ltd.	31,904
73	Young Poong Corp.	50,871
		2,843,923
	Spain – 1.4%
735	Construcciones y Auxiliar de Ferrocarriles S.A.	30,593
8,401	Ence Energia y Celulosa S.A.	85,347
533	Let’s GOWEX S.A. (b) (c) (d) (g)	0
1,611	NH Hotel Group S.A.	11,756
3,631	Papeles y Cartones de Europa S.A.	70,488
112	Vidrala S.A.	10,507
		208,691
	Sweden – 1.5%
4,182	Hemfosa Fastigheter AB	57,643
559	JM AB	10,976
7,599	Kungsleden AB	55,919
21,397	SAS AB (b)	51,714
3,286	Wihlborgs Fastigheter AB	39,532
		215,784
	Switzerland – 1.0%
21	Conzzeta AG	22,853
799	Implenia AG	50,599
1,044	Swissquote Group Holding S.A.	75,848
		149,300
	United Kingdom – 4.1%
2,583	Blue Prism Group PLC (b)	79,959
21,882	Cairn Energy PLC (b)	66,340
3,927	Computacenter PLC	64,800
3,968	Crest Nicholson Holdings PLC	18,112
9,665	Dixons Carphone PLC	21,371
21,962	Firstgroup PLC (b)	26,063
3,825	Greene King PLC	24,439
4,028	Hunting PLC	41,003
3,109	Keller Group PLC	41,171
17,870	Marston’s PLC	23,001
13,344	Northgate PLC	72,318
3,361	Pagegroup PLC	25,058
4,370	QinetiQ Group PLC	16,301
1,514	Redrow PLC	11,514
7,992	Saga PLC	13,625
8,997	Senior PLC	36,611
3,320	Sole Realisation Co., PLC (b) (c) (d)	0
15,254	Thomas Cook Group PLC	11,512
		593,198
	Total Common Stocks	13,726,949
	(Cost $14,201,096)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (a) – 5.0%
	Australia – 1.5%
21,838	BWP Trust	$52,724
24,981	Growthpoint Properties Australia Ltd.	70,243
42,006	National Storage REIT	50,708
24,731	Viva Energy REIT	39,329
		213,004
	Canada – 0.7%
1,186	Dream Global Real Estate Investment Trust	13,635
1,284	Granite Real Estate Investment Trust	55,141
1,896	Northview Apartment Real Estate Investment Trust	37,637
		106,413
	Germany – 0.2%
1,616	alstria Office REIT-AG	23,979
	Ireland – 0.7%
27,168	Green REIT PLC	47,631
35,606	Hibernia REIT PLC	58,703
		106,334
	Israel – 0.2%
6,171	Reit 1 Ltd.	25,075
	Netherlands – 0.1%
531	Vastned Retail N.V.	20,222
	Spain – 0.5%
1,785	Hispania Activos Inmobiliarios Socimi S.A.	37,843
4,219	Lar Espana Real Estate Socimi S.A.	42,960
		80,803
	United Kingdom – 1.1%
28,261	Hansteen Holdings PLC	35,730
10,118	LondonMetric Property PLC	23,448
8,181	Primary Health Properties PLC	12,135
24,991	Tritax Big Box REIT PLC	48,045
3,635	Workspace Group PLC	46,526
		165,884
	Total Real Estate Investment Trusts	741,714
	(Cost $749,794)

See Notes to Portfolio of Investments

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
Shares	Description	Value
RIGHTS (a) – 0.0%
	Australia – 0.0%
5,676	National Storage REIT, expiring 12/31/49 (b) (c)	$41
	(Cost $0)
	Total Investments – 98.9%	14,468,704
	(Cost $14,950,890) (h)
	Net Other Assets and Liabilities – 1.1%	153,714
	Net Assets – 100.0%	$14,622,418

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At September 30, 2018, securities noted as such are valued at $9,044 or 0.1% of net assets.
(d)	This security’s value was determined using significant unobservable inputs (see Note 2A – Portfolio Valuation in the Notes to Portfolio of Investments).
(e)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(f)	Non-income producing security which makes payment-in-kind (“PIK”) distributions. There were no in-kind distributions received for the fiscal year-to-date period (January 1, 2018 through September 30, 2018).
(g)	This issuer has filed for protection in bankruptcy court.
(h)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,096,272 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,578,458. The net unrealized depreciation was $482,186.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 9/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Greece	$ 44,892	$ 35,889	$ —	$ 9,003
Netherlands	—**	—	—	—**
Spain	208,691	208,691	—	—**
United Kingdom	593,198	593,198	—	—**
Other Country Categories*	12,880,168	12,880,168	—	—
Real Estate Investment Trusts*	741,714	741,714	—	—
Rights*	41	—	41	—
Total Investments	$ 14,468,704	$ 14,459,660	$ 41	$ 9,003

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
As of September 30, 2018, the Fund transferred a common stock valued at $9,003 from Level 1 to Level 3 of the fair value hierarchy. The common stock that transferred from Level 1 to Level 3 did so as a result of the security being halted on the primary exchange.
Level 3 Common Stocks are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. The Level 3 Common Stocks values are based on unobservable and non-quantitative inputs.

See Notes to Portfolio of Investments

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
The following table presents the activity of the Fund’s investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.
Beginning Balance at December 31, 2017
Common Stocks	$—**
Net Realized Gain (Loss)
Common Stocks	(12,083)
Net Change in Unrealized Appreciation/Depreciation
Common Stocks	12,193
Purchases	—
Sales
Common Stocks	110
Transfers In
Common Stocks	9,003
Transfers Out	—
Ending Balance at September 30, 2018
Common Stocks	9,003
Total Level 3 holdings	$9,003
**Investment is valued at $0.

Sector Allocation	% of Total Long-Term Investments
Industrials	21.7%
Materials	15.8
Consumer Discretionary	14.6
Information Technology	11.7
Real Estate	10.9
Energy	7.0
Financials	5.6
Health Care	4.8
Consumer Staples	4.1
Communication Services	3.0
Utilities	0.8
Total	100.0%

Currency Exposure Diversification	% of Total Investments
JPY	40.6%
KRW	19.7
CAD	8.7
EUR	7.6
AUD	5.8
GBP	5.5
HKD	3.7
ILS	2.5
NOK	2.0
SEK	1.5
CHF	1.0
SGD	1.0
DKK	0.4
Total	100.0%

Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound Sterling
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar

See Notes to Portfolio of Investments

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments
September 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 96.9%
	Bermuda – 3.1%
2,348,576	COSCO SHIPPING Ports Ltd.	$2,583,078
1,238,376	Luye Pharma Group Ltd. (b)	1,110,502
3,204,041	Sinopec Kantons Holdings Ltd.	1,428,411
1,539,180	Yuexiu Transport Infrastructure Ltd.	1,220,987
		6,342,978
	Brazil – 5.5%
64,770	Banco do Estado do Rio Grande do Sul S.A., Class B (Preference Shares)	240,248
85,701	Cia de Saneamento de Minas Gerais-Copasa	826,335
201,360	Cia Paranaense de Energia, Class B (Preference Shares)	1,067,491
21,646	CVC Brasil Operadora e Agencia de Viagens S.A.	232,135
303,200	Gol Linhas Aereas Inteligentes S.A. (Preference Shares) (c)	829,595
50,163	Iochpe-Maxion S.A.	237,242
551,622	Metalurgica Gerdau S.A. (Preference Shares)	1,089,981
461,865	QGEP Participacoes S.A.	1,515,324
608,508	Randon SA Implementos e Participacoes (Preference Shares)	943,225
151,995	SLC Agricola S.A.	2,295,422
179,432	Sul America S.A.	1,155,175
162,215	Tegma Gestao Logistica S.A.	671,586
		11,103,759
	Cayman Islands – 14.1%
1,462,358	Chaowei Power Holdings Ltd. (d)	642,602
1,719,986	China Aoyuan Property Group Ltd.	1,164,476
3,081,439	China Harmony New Energy Auto Holding Ltd. (d)	1,283,219
2,596,159	China Lesso Group Holdings Ltd.	1,472,462
11,550	China Metal Recycling Holdings Ltd. (c) (e) (f)	0
3,795,632	China Overseas Property Holdings Ltd.	1,090,929
2,291,125	China SCE Group Holdings Ltd.	883,864
152,615	China Shanshui Cement Group Ltd. (c) (e) (f)	9,748
1,760,604	Chinasoft International Ltd.	1,173,983
1,649,502	CIMC Enric Holdings Ltd.	1,719,384
841,496	Colour Life Services Group Co., Ltd.	484,795
2,047,172	Dongyue Group Ltd.	1,412,140
4,078,604	Fantasia Holdings Group Co., Ltd.	500,164
Shares	Description	Value

	Cayman Islands (Continued)
398,420	Fu Shou Yuan International Group Ltd.	$310,965
3,333,808	Fufeng Group Ltd.	1,622,540
127,967	General Interface Solution Holding Ltd.	540,653
4,122,785	Greenland Hong Kong Holdings Ltd.	1,274,488
584,035	Greentown China Holdings Ltd. (d)	545,363
1,177,084	Kingdee International Software Group Co., Ltd.	1,281,082
385,496	Li Ning Co., Ltd. (c)	364,403
3,002,929	Powerlong Real Estate Holdings Ltd.	1,273,541
1,479,011	Redco Group (b)	751,942
3,771,732	SOHO China Ltd.	1,464,685
1,335,040	Tianneng Power International Ltd.	1,178,425
475,265	TPK Holding Co., Ltd.	815,638
4,679,172	Xingda International Holdings Ltd.	1,356,827
1,023,252	Yihai International Holding Ltd.	2,326,657
2,897,012	Yuzhou Properties Co., Ltd.	1,176,812
167,160	Zhen Ding Technology Holding Ltd.	373,377
		28,495,164
	Chile – 0.4%
1,403,675	AES Gener S.A.	405,418
34,207	CAP S.A.	344,241
		749,659
	China – 4.3%
1,016,612	Bank of Chongqing Co., Ltd., Class H	610,356
5,636,619	China Suntien Green Energy Corp., Ltd., Class H	1,562,457
4,627,948	Huadian Fuxin Energy Corp., Ltd., Class H	934,061
1,170,400	Huaxin Cement Co., Ltd., Class B	2,257,702
3,863,194	Shanghai Jin Jiang International Hotels Group Co., Ltd., Class H	1,085,673
2,877,115	Sinotrans Ltd., Class H	1,172,405
257,306	YiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H (b)	1,069,869
		8,692,523
	Egypt – 4.0%
3,417,092	Alexandria Mineral Oils Co.	2,131,869
1,352,766	Egyptian Financial Group-Hermes Holding Co. (g)	1,306,718
1,607,310	ElSewedy Electric Co.	1,605,516

See Notes to Portfolio of Investments

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Egypt (Continued)
4,088,468	Palm Hills Developments SAE (c)	$558,970
703,674	Sidi Kerir Petrochemicals Co.	867,812
1,026,383	Six of October Development & Investment (c)	1,248,613
608,745	Talaat Moustafa Group	377,069
		8,096,567
	Hong Kong – 4.0%
1,904,140	China Agri-Industries Holdings Ltd.	734,574
3,069,496	China Power International Development Ltd.	682,254
8,757,030	China South City Holdings Ltd.	1,431,847
4,096,912	CITIC Telecom International Holdings Ltd.	1,397,326
1,606,179	Poly Property Group Co., Ltd.	566,282
454,952	Shanghai Industrial Holdings Ltd.	1,007,731
4,798,501	Shougang Fushan Resources Group Ltd.	1,066,558
6,702,505	Yuexiu Property Co., Ltd.	1,198,657
		8,085,229
	Hungary – 0.6%
884,393	Magyar Telekom Telecommunications PLC	1,270,390
	India – 2.3%
329,452	Adani Enterprises Ltd.	591,505
350,744	Adani Gas Ltd. (c) (e)	256,199
587,932	Jindal Steel & Power Ltd. (c)	1,588,041
22,151	Jubilant Foodworks Ltd.	379,461
155,084	Radico Khaitan Ltd.	744,506
180,795	Reliance Infrastructure Ltd.	747,597
82,471	Sterlite Technologies Ltd.	330,839
		4,638,148
	Indonesia – 5.0%
14,035,256	Aneka Tambang Tbk	795,879
5,549,653	Bukit Asam Tbk PT	1,608,865
12,221,716	Bumi Serpong Damai Tbk PT (c)	947,293
20,331,479	Global Mediacom Tbk PT	551,214
5,998,525	Harum Energy Tbk PT	966,108
763,320	Indo Tambangraya Megah Tbk PT	1,324,150
17,979,048	Medco Energi Internasional Tbk PT (c)	1,206,526
12,599,215	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,078,012
11,213,740	Timah Tbk PT	560,631
8,807,554	Waskita Karya Persero Tbk PT	1,004,787
		10,043,465
	Jersey – 0.6%
6,241,748	West China Cement Ltd.	1,172,069
Shares	Description	Value

	Malaysia – 2.3%
3,130,900	DRB-Hicom Bhd	$1,641,670
2,803,500	Sapura Energy Bhd (c)	277,742
1,207,800	Supermax Corp. Bhd	945,577
2,504,700	Unisem M Bhd	1,876,180
		4,741,169
	Mexico – 3.4%
1,068,594	Corp Inmobiliaria Vesta S.A.B. de CV	1,642,805
1,087,528	Gentera S.A.B. de C.V.	1,100,080
429,337	Megacable Holdings S.A.B. de C.V.	2,214,135
716,448	Qualitas Controladora S.A.B. de CV	1,904,249
		6,861,269
	Philippines – 0.5%
4,346,100	Bloomberry Resorts Corp.	705,447
680,200	Semirara Mining & Power Corp.	336,134
		1,041,581
	Poland – 5.1%
120,271	Asseco Poland S.A.	1,554,767
733,744	Enea S.A. (c)	1,592,154
702,509	Energa S.A. (c)	1,490,078
128,127	Grupa Lotos S.A.	2,609,248
83,439	Jastrzebska Spolka Weglowa S.A. (c)	1,498,227
233,279	Orange Polska S.A. (c)	280,937
2,784,007	Tauron Polska Energia S.A. (c)	1,336,577
		10,361,988
	Russia – 0.1%
1,916,716	Sistema PJSFC	254,543
	South Africa – 3.7%
230,788	African Rainbow Minerals Ltd.	2,098,614
44,888	Astral Foods Ltd.	782,709
1,451,278	Blue Label Telecoms Ltd. (c)	537,767
326,540	EOH Holdings Ltd.	870,773
74,560	Liberty Holdings Ltd.	594,635
57,781	Massmart Holdings Ltd.	422,246
425,877	MMI Holdings Ltd. (c)	522,813
442,047	Telkom S.A. SOC Ltd.	1,614,861
		7,444,418
	Taiwan – 21.9%
926,944	Acer, Inc.	766,559
269,094	Career Technology MFG. Co., Ltd.	344,597
561,821	Cheng Uei Precision Industry Co., Ltd.	476,572
4,644,078	China Petrochemical Development Corp. (c)	2,121,799
264,926	China Synthetic Rubber Corp.	341,862
447,274	Chin-Poon Industrial Co., Ltd.	551,530
2,414,529	ChipMOS Technologies, Inc.	1,870,226

See Notes to Portfolio of Investments

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Taiwan (Continued)
133,920	Chroma ATE, Inc.	$642,560
3,971,487	Chung Hung Steel Corp. (c)	1,879,540
390,415	Compeq Manufacturing Co., Ltd.	308,158
792,594	CSBC Corp. Taiwan (c)	1,033,152
24,043	Ennoconn Corp.	220,090
811,624	Eva Airways Corp.	394,741
2,402,620	Evergreen Marine Corp. Taiwan Ltd.	1,007,223
230,346	FLEXium Interconnect, Inc.	653,325
358,235	Formosa Taffeta Co., Ltd.	437,044
871,206	Gigabyte Technology Co., Ltd.	1,375,303
145,331	Global Unichip Corp.	1,289,906
1,503,075	Grand Pacific Petrochemical	1,496,528
412,808	Greatek Electronics, Inc.	681,411
5,673,551	HannStar Display Corp.	1,399,202
173,845	Holy Stone Enterprise Co., Ltd.	780,034
1,763,416	Hung Sheng Construction Ltd.	1,749,959
161,080	ITEQ Corp.	311,261
380,740	King Yuan Electronics Co., Ltd.	254,384
259,105	LCY Chemical Corp.	440,427
356,019	Long Chen Paper Co., Ltd.	246,612
107,388	Lotes Co., Ltd.	670,010
234,955	Macronix International	195,841
361,420	Micro-Star International Co., Ltd.	976,555
1,171,574	Mitac Holdings Corp.	1,089,729
126,336	momo.com, Inc.	734,439
341,759	Nan Ya Printed Circuit Board Corp., Class B	336,353
161,759	Nuvoton Technology Corp.	234,959
382,633	Oriental Union Chemical Corp.	426,707
465,348	Pan Jit International, Inc. (c)	493,041
675,500	Ruentex Development Co., Ltd. (e)	790,919
204,209	Ruentex Industries Ltd.	405,970
631,082	Sigurd Microelectronics Corp.	698,607
528,319	Synnex Technology International Corp.	673,960
2,085,895	TA Chen Stainless Pipe Co., Ltd.	3,654,910
205,669	Taiwan Hon Chuan Enterprise Co., Ltd.	344,207
1,026,043	Tatung Co., Ltd. (c)	1,354,257
219,796	Tong Yang Industry Co., Ltd.	303,782
610,996	Unimicron Technology Corp.	401,221
1,969,189	UPC Technology Corp.	986,755
1,952,085	Walsin Lihwa Corp.	1,313,836
290,353	Walsin Technology Corp.	2,025,519
1,178,243	Winbond Electronics Corp.	559,543
248,751	WT Microelectronics Co., Ltd.	347,468
1,778,738	YFY Inc.	725,290
2,166,726	Yieh Phui Enterprise Co., Ltd.	745,116
1,019,233	Yulon Motor Co., Ltd.	724,375
		44,287,374
Shares	Description	Value

	Thailand – 8.1%
3,127,400	AP Thailand PCL	$880,004
1,022,200	Bangchak Corp. PCL	1,114,179
579,800	Beauty Community PCL	216,932
3,250,400	Com7 PCL, Class F	2,261,410
2,807,500	Esso Thailand PCL	1,354,267
3,771,700	GFPT PCL	1,726,072
1,532,300	Hana Microelectronics PCL	1,871,548
1,206,900	Krungthai Card PCL	1,343,488
1,154,400	Pruksa Holding PCL	756,750
1,387,860	Siam Future Development PCL	375,503
4,259,000	Siamgas & Petrochemicals PCL	1,633,012
566,300	SPCG PCL	371,230
1,723,400	Supalai PCL	1,294,948
714,000	Tipco Asphalt PCL	357,662
3,167,300	VGI Global Media PCL	778,603
		16,335,608
	Turkey – 7.9%
471,609	Aksa Akrilik Kimya Sanayii A.S.	783,006
1,050,198	Aksa Enerji Uretim A.S. (c)	758,706
2,328,564	Anadolu Cam Sanayii A.S.	1,273,262
432,562	Aygaz A.S.	878,011
5,752,916	Dogan Sirketler Grubu Holding A.S. (c)	1,029,502
1,975,749	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D (c)	1,329,148
219,401	Pegasus Hava Tasimaciligi A.S. (c)	984,471
634,378	Petkim Petrokimya Holding A.S.	562,364
1,259,898	Soda Sanayii A.S.	1,446,719
196,581	TAV Havalimanlari Holding A.S.	1,018,882
367,103	Tekfen Holding A.S.	1,315,101
1,347,058	Trakya Cam Sanayii A.S.	959,777
524,510	Turkiye Halk Bankasi A.S.	581,427
1,213,016	Turkiye Sise ve Cam Fabrikalari A.S.	1,173,802
70,488	Ulker Biskuvi Sanayi A.S.	197,737
670,431	Vestel Elektronik Sanayi ve Ticaret A.S. (c)	908,705
3,816,571	Zorlu Enerji Elektrik Uretim A.S. (c)	847,410
		16,048,030
	Total Common Stocks	196,065,931
	(Cost $218,409,914)
REAL ESTATE INVESTMENT TRUSTS (a) – 2.5%
	South Africa – 2.1%
1,463,534	Fortress REIT Ltd.	1,753,188
43,252	Hyprop Investments Ltd.	282,306
521,621	Resilient REIT Ltd.	2,144,211
		4,179,705

See Notes to Portfolio of Investments

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)

Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (a) (Continued)
	Turkey – 0.4%
3,092,474	Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	$917,223
	Total Real Estate Investment Trusts	5,096,928
	(Cost $7,554,721)
RIGHTS (a) – 0.1%
	Taiwan – 0.1%
63,127	China Synthetic Rubber Corp., expiring 10/5/18 (c) (e)	2,895
454,854	TA Chen Stainless Pipe Co., Ltd., expiring 10/8/18 (c) (e)	171,317
	Total Rights	174,212
	(Cost $60,022)
WARRANTS – 0.0%
	Thailand – 0.0%
755,060	VGI Global Media PCL (c) (e)	0
	(Cost $0)
MONEY MARKET FUNDS – 0.1%
142,131	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.08% (h) (i)	142,131
	(Cost $142,131)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 0.4%
$156,110	BNP Paribas S.A., 2.24% (h), dated 9/28/18, due 10/1/18, with a maturity value of $156,140. Collateralized by U.S. Treasury Notes, interest rates of 2.625% to 3.500%, due 2/15/19 to 11/15/20. The value of the collateral including accrued interest is $159,287. (i)	156,110
Principal Value	Description	Value

$729,435	JPMorgan Chase & Co., 2.15% (h), dated 9/28/18, due 10/1/18, with a maturity value of $729,566. Collateralized by U.S. Treasury Note, interest rate of 1.375%, due 8/31/23. The value of the collateral including accrued interest is $744,925. (i)	$729,435
	Total Repurchase Agreements	885,545
	(Cost $885,545)
	Total Investments – 100.0%	202,364,747
	(Cost $227,052,333) (j)
	Net Other Assets and Liabilities – 0.0%	16,103
	Net Assets – 100.0%	$202,380,850

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(c)	Non-income producing security.
(d)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $968,123 and the total value of the collateral held by the Fund is $1,027,676.
(e)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At September 30, 2018, securities noted as such are valued at $1,231,078 or 0.6% of net assets.
(f)	This security’s value was determined using significant unobservable inputs (see Note 2A – Portfolio Valuation in the Notes to Portfolio of Investments).
(g)	Non-income producing security that makes payment-in-kind (“PIK”) distributions. For the fiscal year-to-date period (January 1, 2018 through September 30, 2018), the Fund received 340,785 PIK shares of Egyptian Financial Group-Hermes Holding Co.
(h)	Rate shown reflects yield as of September 30, 2018.
(i)	This security serves as collateral for securities on loan.

See Notes to Portfolio of Investments

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
(j)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $17,153,253 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $41,840,839. The net unrealized depreciation was $24,687,586.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 9/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Cayman Islands	$ 28,495,164	$ 28,485,416	$ —	$ 9,748
India	4,638,148	4,381,949	256,199	—
Taiwan	44,287,374	43,496,455	790,919	—
Other Country Categories*	118,645,245	118,645,245	—	—
Real Estate Investment Trusts*	5,096,927	5,096,927	—	—
Rights*	174,212	—	174,212	—
Warrants*	—**	—	—**	—
Money Market Funds	142,131	142,131	—	—
Repurchase Agreements	885,545	—	885,545	—
Total Investments	$ 202,364,746	$ 200,248,123	$ 2,106,875	$ 9,748

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
The following provides information on the Level 3 equity security held by the Fund that was valued at September 30, 2018 based on unobservable inputs.
Asset Type	Fair Value at 09/30/18	Valuation Technique	Unobservable Inputs	Amount	Impact to Valuation from an Increase to Input (a)
Equities	$9,748	Expected Distribution	Recovery Rate	25%—75%	Increase
(a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in the input could result in significantly higher or lower fair value measurements.
Level 3 Common Stocks are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. The
Level 3 Common Stocks values are based on unobservable and non-quantitative inputs.
The following table presents the activity of the Fund’s investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.
Beginning Balance at December 31, 2017
Common Stocks	$11,781
Net Realized Gain (Loss)	—
Net Change in Unrealized Appreciation/Depreciation
Common Stocks	22
Purchases	—
Rights	—
Sales	—
Common Stocks	(2,055)
Transfers In	—
Transfers Out	—
Ending Balance at September 30, 2018
Common Stocks	—
Total Level 3 holdings	$9,748

Sector Allocation	% of Total Long-Term Investments
Materials	18.4%
Information Technology	15.6
Real Estate	14.7
Industrials	12.8
Consumer Discretionary	8.6
Energy	8.4
Utilities	6.1
Consumer Staples	5.1
Financials	4.6
Communication Services	4.2
Health Care	1.5
Total	100.0%

See Notes to Portfolio of Investments

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
Currency Exposure Diversification	% of Total Investments
HKD	24.1%
TWD	22.8
TRY	8.4
THB	8.1
ZAR	5.8
BRL	5.5
PLN	5.1
IDR	5.0
EGP	4.0
MXN	3.4
MYR	2.3
INR	2.3
USD	1.6
HUF	0.6
PHP	0.5
CLP	0.4
RUB	0.1
Total	100.0%

Currency Abbreviations
BRL	Brazilian Real
CLP	Chilean Peso
EGP	Egyptian Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand
See Notes to Portfolio of Investments

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments
September 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 94.2%
	Austria – 5.4%
5,863	CA Immobilien Anlagen AG	$209,527
8,102	Lenzing AG	847,085
5,040	Raiffeisen Bank International AG	145,122
41,135	Telekom Austria AG	318,558
67,490	UNIQA Insurance Group AG	674,281
20,235	Verbund AG	996,609
23,425	Vienna Insurance Group AG Wiener Versicherung Gruppe	668,517
14,957	voestalpine AG	684,213
		4,543,912
	Belgium – 4.2%
2,879	Cie d’Enterprise CFE	347,637
3,137	Elia System Operator S.A./N.V.	202,143
15,869	KBC Ancora	806,634
12,622	Proximus S.A.D.P.	301,595
2,309	Sofina S.A.	460,573
2,818	Solvay S.A.	377,897
18,538	Umicore S.A.	1,036,789
		3,533,268
	Finland – 6.4%
19,051	Amer Sports OYJ	778,595
18,246	Fortum OYJ	457,374
3,421	Kesko OYJ, Class B	185,848
9,035	Konecranes OYJ	345,963
97,601	Metsa Board OYJ	987,014
14,061	Neste OYJ	1,162,377
42,661	Stora Enso OYJ, Class R	816,032
15,863	UPM-Kymmene OYJ	622,519
		5,355,722
	France – 21.3%
901	Aeroports de Paris	202,840
4,346	Alstom S.A.	194,218
4,067	Alten S.A.	418,368
3,005	Arkema S.A.	372,272
110,293	Bollore S.A.	476,367
3,909	Bouygues S.A.	168,970
3,999	Casino Guichard Perrachon S.A. (b)	168,171
3,713	Cie de Saint-Gobain	160,131
5,309	Cie Generale des Etablissements Michelin SCA	634,585
16,371	Cie Plastic Omnium S.A.	617,365
7,765	CNP Assurances	187,163
2,885	Dassault Systemes SE	431,265
22,546	Edenred	859,392
1,722	Eiffage S.A.	192,255
54,143	Electricite de France S.A.	950,799
23,488	Engie S.A.	345,384
7,120	Eramet	752,681
4,471	Eurazeo SE	352,213
29,660	Eutelsat Communications S.A.	701,132
12,111	Faurecia S.A.	728,947
5,050	Ipsen S.A.	849,006
Shares	Description	Value

	France (Continued)
1,321	Kering S.A.	$708,131
636	LVMH Moet Hennessy Louis Vuitton SE	224,925
11,547	Orange S.A.	184,140
1,538	Orpea	198,926
32,572	Peugeot S.A.	878,506
8,082	Renault S.A.	699,079
2,713	Rubis SCA	146,850
5,554	Safran S.A.	778,330
2,054	SEB S.A.	349,611
5,905	Societe BIC S.A.	540,596
7,210	Societe Generale S.A.	309,482
1,922	Sopra Steria Group	308,175
2,528	Teleperformance	476,959
10,352	TOTAL S.A.	671,152
4,338	Trigano S.A.	474,451
9,295	Ubisoft Entertainment S.A. (c)	1,008,185
2,970	Valeo S.A.	128,967
		17,849,989
	Germany – 24.8%
811	adidas AG	198,586
11,660	Aurubis AG	815,520
7,020	Axel Springer SE	472,326
5,790	BASF SE	514,606
6,939	Bayer AG	616,405
9,028	Bayerische Motoren Werke AG	814,553
7,260	Bechtle AG	737,136
708	Continental AG	123,262
9,232	Daimler AG	582,567
1,439	Deutsche Boerse AG	192,805
30,684	Deutsche Lufthansa AG	753,839
21,002	Deutsche Wohnen SE	1,007,562
19,328	Freenet AG	464,524
5,545	GRENKE AG	661,185
2,905	Hannover Rueck SE	410,476
1,995	HeidelbergCement AG	155,933
11,924	Hella GmbH & Co., KGaA	665,083
3,146	HOCHTIEF AG	521,600
4,205	KION Group AG	258,464
8,714	LEG Immobilien AG	1,034,503
4,089	Merck KGaA	422,530
6,998	Nemetschek SE	1,023,753
11,791	Porsche Automobil Holding SE (Preference Shares)	794,016
6,898	Rheinmetall AG	721,284
33,298	RWE AG	821,539
4,210	Sartorius AG (Preference Shares)	683,345
9,233	Sixt SE	1,149,181
34,629	Suedzucker AG	460,158
13,512	Talanx AG	513,629
3,115	United Internet AG	147,379
3,943	Volkswagen AG (Preference Shares)	694,028
15,818	Vonovia SE	772,820
6,639	Wirecard AG	1,439,123

See Notes to Portfolio of Investments

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Germany (Continued)
3,594	Zalando SE (c) (d)	$139,831
		20,783,551
	Ireland – 1.8%
17,322	CRH PLC	566,748
24,180	Smurfit Kappa Group PLC	956,207
		1,522,955
	Italy – 11.2%
11,552	ACEA S.p.A.	173,155
44,064	Amplifon S.p.A.	979,212
226,037	Banco BPM S.p.A. (c)	557,161
32,027	Enel S.p.A.	164,060
33,421	Eni S.p.A.	631,798
25,174	ERG S.p.A.	512,664
32,592	FinecoBank Banca Fineco S.p.A.	435,738
267,630	Hera S.p.A.	833,383
11,592	Interpump Group S.p.A.	379,541
107,796	Intesa Sanpaolo S.p.A.	275,469
312,380	Iren S.p.A	766,724
20,609	Moncler S.p.A.	887,732
107,268	Poste Italiane S.p.A. (d)	857,108
31,565	Societa Iniziative Autostradali e Servizi S.p.A.	467,269
825,874	Telecom Italia S.p.A. (c)	501,495
28,110	UniCredit S.p.A.	423,107
128,690	Unione di Banche Italiane S.p.A.	516,380
		9,361,996
	Luxembourg – 3.5%
20,500	APERAM S.A.	939,922
30,972	ArcelorMittal	963,729
40,984	Grand City Properties S.A.	1,062,086
		2,965,737
	Netherlands – 7.8%
87,211	Aegon N.V.	565,820
5,092	Airbus SE	639,567
14,625	ASM International N.V.	757,154
2,979	ASML Holding N.V.	556,516
19,169	BE Semiconductor Industries N.V.	404,395
13,380	Boskalis Westminster (b)	421,150
2,680	Euronext N.V. (d)	176,273
41,364	Koninklijke Ahold Delhaize N.V.	948,507
7,898	Koninklijke DSM N.V.	836,668
13,253	NN Group N.V.	591,338
5,961	Randstad N.V.	318,228
17,699	STMicroelectronics N.V.	322,112
		6,537,728
	Portugal – 1.3%
154,652	EDP - Energias de Portugal S.A.	570,638
10,400	Galp Energia SGPS S.A.	206,360
Shares	Description	Value

	Portugal (Continued)
66,497	Navigator (The) Co., S.A.	$325,656
		1,102,654
	Spain – 6.5%
7,740	Acciona S.A. (b)	701,488
28,061	Acerinox S.A.	401,389
7,342	Cellnex Telecom S.A. (d)	192,908
30,774	CIE Automotive S.A.	963,285
15,412	Ebro Foods S.A.	336,588
14,322	Enagas S.A.	386,614
8,898	Endesa S.A.	192,260
53,310	Iberdrola S.A.	392,294
77,960	Mediaset Espana Comunicacion S.A.	569,342
8,211	Naturgy Energy Group S.A.	224,130
9,515	Red Electrica Corp. S.A.	199,295
44,175	Repsol S.A.	880,382
		5,439,975
	Total Common Stocks	78,997,487
	(Cost $82,626,127)
REAL ESTATE INVESTMENT TRUSTS (a) – 5.7%
	France – 2.8%
7,100	Covivio	739,850
5,642	Gecina S.A.	941,983
19,444	Klepierre S.A.	689,229
		2,371,062
	Multinational – 0.8%
3,428	Unibail-Rodamco-Westfield	689,429
	Spain – 2.1%
84,673	Inmobiliaria Colonial Socimi S.A.	879,871
63,980	Merlin Properties Socimi S.A.	868,008
		1,747,879
	Total Real Estate Investment Trusts	4,808,370
	(Cost $5,109,774)
MONEY MARKET FUNDS – 0.2%
143,770	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.08% (e) (f)	143,770
	(Cost $143,770)

See Notes to Portfolio of Investments

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 1.0%
$157,911	BNP Paribas S.A., 2.24% (e), dated 9/28/18, due 10/1/18, with a maturity value of $157,940. Collateralized by U.S. Treasury Notes, interest rate of 2.625% to 3.500%, due 2/15/19 to 11/15/20. The value of the collateral including accrued interest is $161,124. (f)	$157,911
737,845	JPMorgan Chase & Co., 2.15% (e), dated 9/28/18, due 10/1/18, with a maturity value of $737,978. Collateralized by U.S. Treasury Note, interest rate of 1.375%, due 8/31/23. The value of the collateral including accrued interest is $753,514. (f)	737,845
	Total Repurchase Agreements	895,756
	(Cost $895,756)
	Total Investments – 101.1%	84,845,383
	(Cost $88,775,427) (g)
	Net Other Assets and Liabilities – (1.1)%	(962,834)
	Net Assets – 100.0%	$83,882,549

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $976,849 and the total value of the collateral held by the Fund is $1,039,526.
(c)	Non-income producing security.
(d)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Rate shown reflects yield as of September 30, 2018.
(f)	This security serves as collateral for securities on loan.
(g)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $4,301,935 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $8,231,979. The net unrealized depreciation was $3,930,044.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 9/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 78,997,487	$ 78,997,487	$ —	$ —
Real Estate Investment Trusts*	4,808,370	4,808,370	—	—
Money Market Funds	143,770	143,770	—	—
Repurchase Agreements	895,756	—	895,756	—
Total Investments	$ 84,845,383	$ 83,949,627	$ 895,756	$—

*	See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Materials	15.5%
Consumer Discretionary	14.4
Industrials	12.4
Financials	11.7
Real Estate	10.6
Utilities	10.3
Information Technology	7.6
Communication Services	5.8
Energy	4.7
Health Care	4.5
Consumer Staples	2.5
Total	100.0%

See Notes to Portfolio of Investments

Notes to Portfolio of Investments
First Trust Exchange-Traded AlphaDEX® Fund II
September 30, 2018 (Unaudited)
1. Organization
First Trust Exchange-Traded AlphaDEX® Fund II (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on December 3, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of the following nineteen funds (each a “Fund” and collectively, the “Funds”), including the exchange on which they are listed and traded:
First Trust Asia Pacific ex-Japan AlphaDEX® Fund – (The Nasdaq Stock Market LLC (“Nasdaq”) ticker “FPA”)
First Trust Europe AlphaDEX® Fund – (Nasdaq ticker “FEP”)
First Trust Latin America AlphaDEX® Fund – (Nasdaq ticker “FLN”)
First Trust Brazil AlphaDEX® Fund – (Nasdaq ticker “FBZ”)
First Trust China AlphaDEX® Fund – (Nasdaq ticker “FCA”)
First Trust Japan AlphaDEX® Fund – (Nasdaq ticker “FJP”)
First Trust South Korea AlphaDEX® Fund – (Nasdaq ticker “FKO”)
First Trust Developed Markets ex-US AlphaDEX® Fund – (Nasdaq ticker “FDT”)
First Trust Emerging Markets AlphaDEX® Fund – (Nasdaq ticker “FEM”)
First Trust Germany AlphaDEX® Fund – (Nasdaq ticker “FGM”)
First Trust Canada AlphaDEX® Fund – (Nasdaq ticker “FCAN”)
First Trust Australia AlphaDEX® Fund – (NYSE Arca, Inc. (“NYSE Arca”) ticker “FAUS”)
First Trust United Kingdom AlphaDEX® Fund – (Nasdaq ticker “FKU”)
First Trust India NIFTY 50 Equal Weight ETF – (Nasdaq ticker “NFTY”)(1)
First Trust Hong Kong AlphaDEX® Fund – (Nasdaq ticker “FHK”)
First Trust Switzerland AlphaDEX® Fund – (Nasdaq ticker “FSZ”)
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund – (Nasdaq ticker “FDTS”)
First Trust Emerging Markets Small Cap AlphaDEX® Fund – (Nasdaq ticker “FEMS”)
First Trust Eurozone AlphaDEX® ETF – (Nasdaq ticker “FEUZ”)
(1)	Effective on April 17, 2018, First Trust Taiwan AlphaDEX® Fund (Nasdaq ticker “FTW”) changed its name and ticker symbol to First Trust India NIFTY 50 Equal Weight ETF (Nasdaq ticker “NFTY”).
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”
2. Valuation and Investment Practices
A. Portfolio Valuation
Each Fund’s net asset value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks, real estate investment trusts, and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on

Notes to Portfolio of Investments (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
September 30, 2018 (Unaudited)
more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Shares of open-end funds are valued at fair value which is based on NAV per share.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.
If the securities in question are foreign securities, the following additional information may be considered:
1)	the value of similar foreign securities traded on other foreign markets;
2)	ADR trading of similar securities;
3)	closed-end fund trading of similar securities;
4)	foreign currency exchange activity;
5)	the trading prices of financial products that are tied to baskets of foreign securities;
6)	factors relating to the event that precipitated the pricing problem;
7)	whether the event is likely to recur; and
8)	whether the effects of the event are isolated or whether they affect entire markets, countries or regions.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund’s ability to track the index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Notes to Portfolio of Investments (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
September 30, 2018 (Unaudited)
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of September 30, 2018, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
C. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions.
D. Securities Lending
The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Fund.
Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. (“BBH”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At September 30, 2018, only FPA, FEP, FJP, FDT, FEM, FHK, FEMS and FEUZ had securities in the securities lending program.
In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Funds an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

Notes to Portfolio of Investments (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
September 30, 2018 (Unaudited)
E. Repurchase Agreements
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.
MRAs govern transactions between a Fund and select counterparties. The MRAs maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.
Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.
While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the year-to-date period (January 1, 2018 through September 30, 2018) were received as collateral for lending securities.

Item 2. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Trust Exchange-Traded AlphaDEX® Fund II

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)

Date:	November 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	November 29, 2018

By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	November 29, 2018